As filed with the Securities and Exchange Commission on February 5, 2004

                                                                File No. 2-76969
                                                               File No. 811-3445


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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [x]

                         Pre-Effective Amendment No. [ ]

                       Post-Effective Amendment No. 28   [x]

                                       and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [x]

                              Amendment No. 29 [x]

                                 THE MERGER FUND
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               (Exact name of Registrant as Specified in Charter)

                              100 Summit Lake Drive
                            Valhalla, New York 10595
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               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (914) 741-5600

      Frederick W. Green, President         Copy to: William H. Bohnett
      THE MERGER FUND                                Fulbright & Jaworski L.L.P.
      100 Summit Lake Drive                          666 Fifth Avenue
      Valhalla, New York 10595                       New York, NY 10103
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                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[ X ]  Immediately upon filing pursuant to    [   ]  On (date) pursuant to
       (b) paragraph (b)                             paragraph

[   ]  60 days after filing pursuant to       [   ]  On (date) pursuant to
       paragraph (a)(1)                              paragraph (a)(1)

[   ]  75 days after filing pursuant to       [   ]  On (date) pursuant to
       paragraph (a)(2)                              paragraph (a)(2)of Rule 485

If appropriate, check the following box:

[   ]  This  post-effective  amendment  designates a  new  effective  date for a previously filed post-effective amendment.

                             [The Merger Fund Logo]


                              100 Summit Lake Drive
                            Valhalla, New York 10595











                                   PROSPECTUS

                                February 5, 2004

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     The Securities  and Exchange  Commission has not approved or disapproved of
these  securities  or  passed  upon  the  adequacy  of  this   Prospectus.   Any
representation to the contrary is a criminal offense.
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

                                Table of Contents

                                                                        Page No.
                                                                        --------

RISK/RETURN SUMMARY............................................................1
   Bar Chart and Performance Table.............................................2
   Fees and Expenses of the Fund...............................................3

INVESTMENT OBJECTIVES AND POLICIES.............................................4
   Risk Factors................................................................5
   Leverage Through Borrowing..................................................6
   Short Sales and Put and Call Options........................................6
   Investment Restrictions.....................................................7

INVESTMENT ADVISER.............................................................8

DISTRIBUTION ARRANGEMENTS......................................................8

PLANS OFFERED BY THE FUND......................................................8
   The Merger Fund IRA Plan....................................................8
   Other Retirement Plans......................................................9
   Coverdell Education Savings Plan............................................9

HOW TO PURCHASE SHARES.........................................................9
   Anti-Money Laundering Compliance...........................................10
   Automatic Investment Plan..................................................11

NET ASSET VALUE...............................................................11

REDEMPTIONS...................................................................11
   Systematic Withdrawal Plan.................................................13

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS.......................................13

FINANCIAL HIGHLIGHTS..........................................................15


                                      (i)

                               RISK/RETURN SUMMARY
                               -------------------

Investment Goal:    The Fund  seeks to achieve  capital  growth by  engaging  in merger arbitrage.

Principal           Under normal  market  conditions,  the Fund invests at least
Investment          80% of its assets  principally  in the equity  securities of
Strategy:           companies which are involved in publicly  announced mergers, takeovers,  tender  offers,  leveraged  buyouts,  spin-offs, liquidations  and other  corporate  reorganizations.  Merger
                    arbitrage  is  a  highly  specialized   investment  approach
                    generally designed to profit from the successful  completion of such transactions.  Westchester Capital Management,  Inc.
                    (the "Adviser")  believes that the Fund's investment results
                    should  be  less   volatile   than  the  returns   typically
                    associated with conventional equity investing.

Principal           The  principal  risk   associated  with  the  Fund's  merger
Investment          arbitrage   investment  strategy  is  that  certain  of  the
Risks:              proposed  reorganizations  in which the Fund  invests may be renegotiated or terminated, in which case losses may be realized. The Fund's investment strategy may result in short-term capital appreciation. This can be expected to increase the portfolio turnover rate and cause increased brokerage commission costs. More rapid portfolio turnover also exposes taxable shareholders to a higher current realization of capital gains and a potentially larger current tax liability. The Fund is not a "diversified" fund within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Accordingly, the Fund may invest its assets in a relatively small number of issuers, thus making an investment in the Fund potentially more risky than an investment in a diversified fund which is otherwise similar to the Fund. Loss of money is a risk of investing in the Fund.

Who Should          The Fund is not  intended  to provide a balanced  investment
Invest in           program.  The Fund is intended to be an  investment  vehicle
the Fund:           only for that  portion of an  investor's  capital  which can appropriately  be  exposed  to risk.  Each  investor  should
                    evaluate  an   investment  in  the  Fund  in  terms  of  the
                    investor's own investment goals.

Reopening of        Effective  October  5,  2001 the Fund  was  reopened  to new
the Fund:           investors.  The  Fund  reserves  the  right  to close to new investors at any time.

Bar Chart and Performance Table

     The bar chart and table shown below indicate the risks of investing in the Fund but do not reflect the deduction of taxes that a shareholder would pay on distributions or redemptions. The bar chart shows changes in the performance of the Fund's shares from year to year over a ten-year period. The table following the bar chart shows how the Fund's average annual returns for the listed periods compare to those of the S&P 500, a widely used composite index of 500 publicly traded stocks.

     The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

[BAR CHART]

1994:    7.13%
1995:   14.15%
1996:    9.95%
1997:   11.65%
1998:    5.35%
1999:   17.39%
2000:   17.58%
2001:    2.01%
2002:   -5.67%
2003:   11.04%

     During the ten-year period shown in the above chart, the highest quarterly return was 7.25% (for the quarter ended December 31, 1998) and the lowest quarterly return was (6.02)% (for the quarter ended September 30, 1998).

Average annual total returns
for the periods ended December 31, 2003

                                          Past 1 Year Past 5 Years Past 10 Years

Return Before Taxes.......................  11.04%        8.08%        8.84%
Return After Taxes on Distributions.......  10.95%        5.82%        6.03%
Return After Taxes on
   Distributions and Sale of Fund Shares..    7.18%        5.53%        5.85%
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S&P 500 Index (reflects no deduction for
fees, expenses, or taxes)...................28.68%       (0.57)%       11.07%
     After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Fees and Expenses of the Fund

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


Shareholder Fees
(fees paid directly from your account)

   Maximum  Sales  Charge  (Load)  Imposed on Purchases
       (as a  percentage  of offering price)........................    None
   Maximum Deferred Sales Charge (Load)
       (as a percentage of offering price)..........................    None
   Maximum  Sales Charge  (Load)  Imposed on  Reinvested  Dividends
        and Other Distributions.....................................    None
   Redemption  Fee (as a  percentage  of amount  redeemed)
        on shares held less than 30 days............................    2.00%(1)
   Exchange Fee.....................................................    None
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
   Management Fees..................................................    1.00%
   Distribution and/or Service (12b-1) Fees.........................    0.20%
   Other Expenses
        Interest Expense and Dividends on Short Positions...........    0.82%
        All Remaining Other Expenses................................    0.17%(2)
   Total Other Expenses.............................................    0.99%
   Total Annual Fund Operating Expenses.............................    2.19%(3)
                                                                        =====
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                                       3

(1) Shareholders will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent.
(2) Each IRA and qualified retirement plan account will be charged a $15.00 annual maintenance fee as well as fees for certain transactions.
(3) For the year ended September 30, 2003, the operating expense ratio includes interest expense and dividends on short positions. The ratio excluding interest expense and dividends on short positions for the year ended September 30, 2003, was 1.37%.


Example

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

     The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then either redeem all of your shares at the end of those periods or do not redeem your shares. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     1 Year               3 Years              5 Years            10 Years
     ------               -------              -------            --------
     $222                  $685                $1,175              $2,524

                       INVESTMENT OBJECTIVES AND POLICIES
                       ----------------------------------

     The Fund seeks to achieve capital growth by engaging in merger arbitrage. The Fund's investment adviser is Westchester Capital Management, Inc. (the "Adviser").

     Under normal market conditions, the Fund invests at least 80% of its total assets principally in the equity securities of companies which are involved in publicly announced mergers, takeovers and other corporate reorganizations
("merger arbitrage investments"). Depending upon the level of merger activity and other economic and market conditions, the Fund may temporarily invest a substantial portion of its assets in cash or cash equivalents, including money market instruments such as Treasury bills and other short-term obligations of the United States Government, its agencies or instrumentalities; negotiable bank certificates of deposit; prime commercial paper; and repurchase agreements with respect to the above securities. The Fund may also invest in various types of corporate debt obligations as part of its merger arbitrage strategy or otherwise. See "Investment Objectives and Policies" in the Statement of Additional Information.

     Merger arbitrage is a highly specialized investment approach generally designed to profit from the successful completion of proposed mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other types of corporate reorganizations. Although a variety of strategies may be employed depending upon the nature of the reorganizations selected for investment, the most common merger arbitrage activity involves purchasing the shares of an announced acquisition target at a discount to their expected value upon completion of the acquisition.

     The Adviser believes that the Fund's investment results should be less volatile than the returns typically associated with conventional equity investing. Over the last three-year period, the Fund's "beta" (a statistical measure of market-related risk, whereby a fund's sensitivity to movements in the Standard & Poor's 500 Stock Index is expressed relative to the Index's beta of 1.0, with numbers higher than 1.0 indicating greater sensitivity and numbers lower than 1.0 indicating less sensitivity) has averaged less than 0.2. The Adviser believes that this number is significantly lower than comparable figures for other equity mutual funds seeking capital growth. While some periods will be more conducive to a merger arbitrage strategy than others, a systematic, disciplined arbitrage program may produce attractive rates of return, even in flat or down markets.

     The Fund's investment objective of achieving capital growth by engaging in merger arbitrage is a fundamental policy which may not be changed without shareholder approval. Except as otherwise stated, the Fund's other investment objectives and policies are not fundamental and may be changed without obtaining approval by the Fund's shareholders.

     In making investments for the Fund, the Adviser is guided by the following general principles: (1) Securities are purchased only after a reorganization is announced or when one or more publicly disclosed events point toward the likelihood of some type of reorganization within a reasonable period of time;
(2) Before an initial position is established, a preliminary analysis is made of the proposed transaction to determine the probability and timing of a successful completion. A more detailed review then takes place before the position is enlarged; (3) In deciding whether or to what extent to invest in any given reorganization, the Adviser places particular emphasis on the credibility, strategic motivation and financial resources of the participants, and the liquidity of the securities involved in the transaction; (4) The risk-reward characteristics of each arbitrage position are assessed on an ongoing basis, and the Fund's holdings may be adjusted accordingly; (5) The Adviser attempts to invest in as many attractive reorganizations as can be effectively monitored in order to minimize the impact on the Fund of losses resulting from the termination of any given proposed transaction; and (6) The Adviser may invest the Fund's assets in both negotiated, or "friendly," reorganizations and non-negotiated, or "hostile," takeover attempts, but in either case the Adviser's primary consideration is the likelihood that the transaction will be successfully completed.

Risk Factors
------------

     The Fund's investment program involves investment techniques and securities holdings which entail risks, in some cases different from the risks ordinarily associated with investments in equity securities. The principal risk associated with the Fund's merger arbitrage investments is that certain of the proposed reorganizations in which the Fund invests may be renegotiated or terminated, in which case losses may be realized. Also, because the Fund's assets are invested in a smaller number of issues, there is a somewhat greater risk associated with investment in the Fund than in a diversified investment company, as defined in the 1940 Act.

     The Fund invests a portion of its assets to seek short-term capital appreciation, which increases the portfolio turnover rate and causes increased brokerage commission costs. A high turnover rate exposes taxable shareholders to a higher current realization of capital gains, and thus a higher current tax liability, than may be associated with investments in other investment companies which emphasize long-term investment strategies and thus have a lower turnover rate. The Fund's portfolio turnover rate for its fiscal year ended September 30, 2003 was 309.18%.

Leverage Through Borrowing
--------------------------

     The Fund may borrow from banks to increase its portfolio holdings of securities. Such borrowings may be on a secured or unsecured basis at fixed or variable rates of interest. The 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This allows the Fund to borrow for such purposes an amount (when taken together with any borrowings for temporary or emergency purposes as described below) equal to as much as 50% of the value of its net assets (not including such borrowings). If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, the Fund may be required to dispose of some of its portfolio holdings within three days in order to reduce the Fund's debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time. Leveraging will exaggerate any increase or decrease in the net asset value of the Fund's portfolio, and in that respect may be considered a speculative practice. The interest which the Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs which will reduce or eliminate any net investment income and may also offset any potential capital gains. Unless the appreciation and income, if any, on assets acquired with borrowed funds exceed the costs of borrowing, the use of leverage will diminish the investment performance of the Fund compared with what it would have been without leverage.

     The Fund, like many other investment companies, may also borrow money for temporary or emergency purposes, but such borrowings, together with all other borrowings, may not exceed 33% of the value of the Fund's gross assets when the loan is made.

Short Sales and Put and Call Options
------------------------------------

     The Fund may employ various hedging techniques, such as short selling and the selective use of put and call options, in an effort to reduce the risks associated with certain of its investments. For example, when the terms of a proposed acquisition call for the exchange of stock, the shares of the company to be acquired may be purchased and, at approximately the same time, an equivalent amount of the acquiring company's shares may be sold short. Any such short sale will be made with the intention of later closing out ("covering") the short position with the shares of the acquiring company received upon consummation of the acquisition. The purpose of the short sale is to protect against a decline in the market value of the acquiring company's shares prior to the acquisition's completion. However, should the acquisition be called off or otherwise not completed, the Fund may realize losses on both its long position in the target company's shares and its short position in the acquirer's shares.

     At all times when the Fund does not own, or have an unconditional right to receive, securities which are sold short, the Fund will maintain collateral consisting of cash, cash equivalents and liquid securities equal in value on a daily marked-to-market basis to the securities sold short.

     The purchase of put options may be similarly used for hedging purposes. A put option is a short-term contract which gives the purchaser of the option, in return for a premium paid, the right to sell the underlying security at a specified price upon exercise of the option at any time prior to the expiration of the option. The market price of a put option will normally vary inversely with the market price of the underlying security. Consequently, by purchasing put options on merger arbitrage stocks, it may be possible for the Fund to partially offset any decline in the market value of certain of the equity positions held by the Fund. Also, as part of a merger arbitrage strategy involving a pending corporate reorganization, the Fund may also write (sell) uncovered put options. As a matter of fundamental policy, which may not be changed without shareholder approval, the value of all put options purchased or sold by the Fund, as measured by the premiums paid or received, may not exceed 25% of the Fund's net assets.

     The sale of covered call options may also be used by the Fund to reduce the risks associated with individual investments and to increase total investment return. The sale of call options will not be used for speculative purposes, and, accordingly, call options will be written solely as covered call options; that is, options on securities which the Fund owns at the time the call is sold. As a matter of fundamental policy, the value of securities underlying call options written by the Fund may not exceed 50% of the Fund's net assets. In addition, the Fund may purchase call options only for the purpose of closing out previously written covered call options.

     The Adviser believes that, when used for hedging purposes, short sales and option transactions should be viewed less as speculative strategies than as techniques to help protect the assets of the Fund against unfavorable market conditions that might otherwise adversely affect certain of its investments. Nonetheless, a substantial percentage of the investments made by the Fund will not lend themselves to hedging strategies and, even when available, such strategies may not be successful. Also, option transactions involve special risks, including (i) possible imperfect correlation between the price movements of the option and the underlying security and (ii) lack of assurance of a liquid secondary market, either of which may make it difficult or impossible to close out a position on terms favorable to the Fund.

Investment Restrictions
-----------------------

     The investment restrictions set forth below have been adopted by the Fund as fundamental policies which may be changed only by a vote of the Fund's shareholders. The Fund may not invest more than 5% of its total assets in enterprises with less than three years of continuous operation; may not invest more than 10% of its assets in the securities of any one issuer; may not purchase more than 10% of an issuer's voting securities; may not invest more than 10% of its assets in restricted securities or securities without readily available market quotations, including repurchase agreements having a maturity of more than seven days; may not borrow money in an amount exceeding 33% of its total assets; and may not invest more than 25% of its total assets in securities of companies in the same industry. The Fund may not invest more than 5% of its net assets in warrants or more than 2% of its net assets in warrants not listed on specified national stock exchanges. The Fund may make short sales but only under certain conditions to the extent of 50% of its net assets. The value of securities of any one company in which the Fund is short may not exceed the lesser of 10% of its net assets or 10% of any class of such company's securities.

                               INVESTMENT ADVISER
                               ------------------

     Westchester Capital Management, Inc., 100 Summit Lake Drive, Valhalla, New York 10595, a registered investment adviser since 1980, is the Fund's investment adviser. Westchester Capital Management, Inc. and affiliates also manage merger arbitrage programs for other institutional investors, including The Merger Fund VL, a registered open-end investment company whose shares are offered to certain insurance company account holders; offshore funds; and private limited partnerships. Subject to the authority of the Fund's Board of Trustees, the Adviser is responsible for the overall management of the Fund's business affairs. The fee charged the Fund is higher than those typically paid by other mutual funds. This higher fee is attributable in part to the higher expense incurred by the Adviser and the specialized skills required to manage a portfolio of merger arbitrage investments. The Fund paid the Adviser an advisory fee of 1.0% of the Fund's average daily net assets for the most recent fiscal year.

     Mr. Frederick W. Green has served as President of the Adviser since 1980 and also serves as the President and a Trustee of the Fund. Ms. Bonnie L. Smith has served as Vice President of the Adviser since 1986 and also serves as Vice President, Treasurer and Secretary of the Fund. Mr. Green and Ms. Smith have been primarily responsible for the day-to-day management of the Fund's portfolio since January 1989.

                            DISTRIBUTION ARRANGEMENTS
                            -------------------------

     The Fund has adopted a plan of distribution (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund may pay to any broker-dealer with whom the Fund has entered into a contract to distribute the Fund's shares, or any other qualified financial services firm, compensation for distribution and/or shareholder-related services with respect to shares held or purchased by their respective customers or in connection with the purchase of shares attributable to their efforts. The amount of such compensation paid in any one year shall not exceed 0.25% annually of the average daily net assets of the Fund, which may be payable as a service fee for providing record keeping, subaccounting, subtransfer agency and/or shareholder liaison services. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment. In addition, the Adviser may pay amounts from its own resources for the provision of such services, and the Fund may pay certain of its own distribution expenses, including the cost of providing prospectuses to prospective shareholders.

                            PLANS OFFERED BY THE FUND
                            -------------------------

     Additional information about any of the plans described below may be obtained by contacting the Adviser at 100 Summit Lake Drive, Valhalla, New York 10595 (telephone (914) 741-5600).

The Merger Fund IRA Plan
------------------------

     The Fund makes available The Merger Fund IRA Plan for individuals to establish an Individual Retirement Account ("IRA") under which shares of the Fund may be purchased. The Merger Fund IRA Plan can be used to make regular IRA contributions, and can also be used for a rollover or transfer from an existing

IRA, or for a rollover from a qualified retirement plan from which the individual receives a lump-sum distribution.

     An annual maintenance fee of $15.00 will be charged for each IRA account. In addition, a $25.00 fee will be assessed to any IRA account which is transferred to a successor trustee, distributed to a participant or for which a refund of excess contribution is paid. These fees are subject to change upon notification by U.S. Bancorp Fund Services, LLC to the Fund.

     The Fund also makes available to qualifying shareholders a "Roth IRA," which is a form of IRA created in 1997. Shareholders should consult with their own financial advisers to determine eligibility.

Other Retirement Plans
----------------------

     The Fund additionally makes available certain prototype plans for corporations, self-employed individuals or partnerships, to establish a qualified retirement plan under which shares of the Fund may be purchased. Such plans can accept a transfer or qualified rollover from an existing qualified retirement plan from which an individual receives a lump-sum distribution, as well as regular annual contributions.

     An annual maintenance fee of $15.00 will be charged for each account. In addition, a $25.00 fee will be assessed to any such account which is transferred to a successor trustee or distributed to a participant, or for which a refund of excess contribution is paid. These fees are subject to change upon notification by U.S. Bancorp Fund Services, LLC to the Fund.

Coverdell Education Savings Plan
--------------------------------

     The Fund also makes available a form of Coverdell education savings account
plan.   Shareholders  should  consult  their  financial  advisers  to  determine conditions and eligibility.

                             HOW TO PURCHASE SHARES
                             ----------------------

     Shares of the Fund may be purchased at net asset value without any sales or other charge by sending a completed application form to:

         The Merger Fund
         c/o U.S. Bancorp Fund Services, LLC
         P.O. Box 701
         Milwaukee, Wisconsin 53201-0701

     However, applicants should not send any correspondence by overnight courier to this post office box address. Correspondence sent by overnight courier should be addressed to the Fund at:

         U.S. Bancorp Fund Services, LLC
         Mutual Fund Services, Third Floor
         615 East Michigan Street
         Milwaukee, Wisconsin  53202

     The minimum initial investment for individuals, IRAs, corporations, partnerships or trusts is $2,000. There is no minimum for subsequent investments. There is no minimum investment requirement for qualified retirement plans. Shares of the Fund are offered on a continuous basis. The Fund, however, reserves the right, in its sole discretion, to reject any application to purchase shares. Applications will not be accepted unless they are accompanied by a check drawn on a U.S. bank, savings and loan, or credit union in U.S. funds for the full amount of the shares to be purchased.

     The Fund will not accept payment in cash, including cashiers' checks and money orders, unless the cashiers' checks or money orders are in excess of $10,000. Also, to prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, travelers checks or starter checks for the purchase of shares.

     If you elect to have dividends and/or capital gains paid in cash, the Fund will automatically reinvest all distributions under $10 in additional shares of the Fund.

     After an account is opened, additional shares may be purchased by sending a check payable to "The Merger Fund," together with a note stating the name(s) on the account and the account number, to the Fund's Transfer Agent, U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. All shares will be purchased at the net asset value per share next determined after receipt of the shareholder's application in proper order and acceptance of such application by the Fund. No share certificates will be issued unless requested in writing. Shares of the Fund may also be purchased through authorized broker-dealers who may charge for their services.

     The custodian, U.S. Bank, N.A., will charge a $25.00 fee against a shareholder's account, in addition to any loss sustained by the Fund, for any payment check or electronic funds transfer returned to the custodian for insufficient funds.

     Shareholders should contact the Transfer Agent at (800) 343-8959 to obtain the latest wire instructions for wiring funds to U.S. Bancorp Fund Services, LLC for the purchase of Fund shares and to notify U.S. Bancorp Fund Services, LLC that a wire transfer is coming.

Anti-Money Laundering Compliance
--------------------------------

     The Fund and the Fund's distributors are required to comply with various anti-money laundering laws and regulations. Consequently, the Fund or the Fund's distributors may request additional information from you to verify your identity and source of funds. If the Fund or the Fund's distributors deem the information submitted does not provide for adequate identity verification, it reserves the right to reject the establishment of your account. If at any time the Fund believes an investor may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, it may choose not to establish a new account or may be required to "freeze" a shareholder's account. It also may be required to provide a governmental agency or another financial institution with information about transactions that have occurred in a shareholder's account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Fund or the Fund's distributors to inform the shareholder that it has taken the actions described above.

Automatic Investment Plan
-------------------------

     A shareholder may also participate in the Fund's Automatic Investment Plan, an investment plan that automatically debits money from the shareholder's bank account and invests it in the Fund through the use of electronic funds transfers or automatic bank drafts. After making an initial investment of at least $2,000, shareholders may elect to make subsequent investments by transfers of a minimum of $100 on specified days of each month into their established Fund account.
Shareholders should contact the Transfer Agent at (800) 343-8959 for more information about the Fund's Automatic Investment Plan.

                                 NET ASSET VALUE
                                 ---------------

     The net asset value per share of the Fund will be determined on each day when the New York Stock Exchange is open for business at the close of the Exchange and will be computed by determining the aggregate market value of all assets of the Fund less its liabilities, and then dividing by the total number of shares outstanding. Principally with regard to its investments in corporate debt obligations and equity swap contracts, the Fund may use fair-value pricing, subject to continuing review by the Fund's Board of Trustees, where doing so in the Adviser's judgment results in more representative prices. The determination of net asset value for a particular day is applicable to all applications for the purchase of shares as well as all requests for the redemption of shares received at or before the close of trading on the Exchange on that day.

     Portfolio securities and options positions for which market quotations are readily available are stated at the Nasdaq Official Closing Price or the last sale price reported by the principal exchange for each such security as of the exchange's close of business, as applicable. Securities and options for which no sale has taken place during the day and securities which are not listed on an exchange are valued at the mean of the current closing bid and asked prices. All other securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the Fund's Adviser acting pursuant to the direction of the Board of Trustees.
Certain assets of the Fund may also be valued on the basis of valuations provided by one or more pricing services approved by or on behalf of the Board of Trustees.

                                   REDEMPTIONS
                                   -----------

     Fund shareholders will be entitled to redeem all or any portion of the shares credited to their accounts by submitting a written request for redemption to:

         The Merger Fund
         c/o U.S. Bancorp Fund Services, LLC
         P.O. Box 701
         Milwaukee, Wisconsin 53201-0701

     Upon the receipt of such a request in "proper order," as described below, the shareholder will receive a check based on the net asset value next determined after the redemption request has been received, which may be more or less than the amount originally invested. If the shares to be redeemed represent an investment made by check, the Fund reserves the right to withhold the proceeds until the check clears. It will normally take seven days to clear checks.

     A redemption request will be considered to have been received in "proper order" if the following conditions are satisfied:

     (i) the request is in writing, indicates the number of shares to be redeemed and identifies the shareholder's account number;

     (ii) the request is signed by the shareholder(s) exactly as the shares are registered;

     (iii)the request is accompanied by certificates, if any, issued representing the shares, which have been endorsed for transfer (or are themselves accompanied by an endorsed stock power) exactly as the shares are registered; and

     (iv) if the redemption proceeds are requested to be sent other than to the address of record or if the proceeds of a requested redemption exceed $50,000, the signature(s) on the request is/are guaranteed by an eligible signature medallion guarantor.

     Questions concerning a redemption request may be addressed to the Fund at its principal office. No redemption request will become effective until all documents have been received in "proper order" by U.S. Bancorp Fund Services, LLC. The Fund does not accept telephone redemptions.

     The Fund will charge a short-term-trading fee of 2.00% at the time of redemption on Fund shares that are redeemed within 30 days of purchase. This fee is calculated on the NAV of the shares being redeemed and is deducted from the redemption proceeds. The redemption fee is paid to the Fund and is designed to protect and benefit long-term shareholders by compensating them for the effects of short-term investors, whose in-and-out activity can increase the Fund's transaction costs and reduce the Fund's tax efficiency by causing it to realize capital gains. The redemption fee will not be applied to distributions required by law, to shares of the Fund held in qualified plans or mutual-fund wrap accounts or to redemptions of shares acquired through the reinvestment of dividends or distributions. This fee may be modified or discontinued at any time.

     Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have federal tax withheld will be subject to withholding.

     Shareholders may also redeem Fund shares through broker-dealers holding such shares who have made arrangements with the Fund permitting redemptions by telephone or facsimile transmission. These broker-dealers may charge a fee for this service.

     If a shareholder's transactions at any time reduce the shareholder's account in the Fund to below $1,000 in value, the Fund may notify the shareholder that, unless the account is brought up to at least such minimum amount, the Fund may, within 30 days, redeem all shares in the account and close it by making payment to the shareholder.

     Shareholders who effect redemptions by wire transfer will pay a $15.00 wire transfer fee to U.S. Bancorp Fund Services, LLC to cover costs associated with the transfer. In addition, a shareholder's bank may impose a charge for receiving wires.

     If an investor elects to receive distributions in cash, and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in the shareholder's account at the Fund's then-current asset value and to reinvest all subsequent distributions.

Systematic Withdrawal Plan
--------------------------

     Individuals in whose accounts shares of the Fund are held or accounts in which shares are allocated to The Merger Fund IRA Plan or a qualified retirement plan, which accounts in each case have a current account value of at least
$10,000, may adopt a Systematic Withdrawal Plan to provide for periodic distributions. By using the Systematic Withdrawal Plan, a shareholder can request monthly, quarterly or other periodic checks for any designated amount of $500 or more. A Systematic Withdrawal Plan may be opened by making an application to U.S. Bancorp Fund Services, LLC.

                     TAX STATUS, DIVIDENDS AND DISTRIBUTIONS
                     ---------------------------------------

     The Fund intends to distribute substantially all of its net investment income and net capital gains in December of each year. Both distributions will be in shares of the Fund unless a shareholder elects to receive cash. Unless an investment in the Fund is through a tax-exempt account or plan, such as an IRA or qualified retirement plan, distributions are generally taxable to shareholders at different rates depending on the length of time the Fund holds its assets and the type of income that the Fund earns. Different tax rates apply to ordinary income, qualified dividend income and long-term capital-gain distributions, regardless of the shareholder's holding period for the shares. The Fund expects that, as a result of its investment objectives and strategies, its distributions will consist primarily of short-term capital gains, which are taxable as ordinary income. Certain dividends or distributions declared in October, November or December will be taxed to shareholders as if received in December if they are paid during the following January.

     Each year the Fund informs its shareholders of the amount and type of its distributions. The Fund is required by federal tax law to withhold 28% of distributions and redemption proceeds for accounts (other than those of corporations and certain other exempt entities) without a certified taxpayer identification number ("TIN") and certain other certified information or with respect to which the IRS or a broker has notified the Fund that withholding is required due to an incorrect TIN or a failure to report taxable interest or dividends. The shareholder also must certify that the number is correct and that he/she is not subject to backup withholding. The certification is included as part of the share purchase application form. If the shareholder does not have a social security number, he/she should indicate on the purchase form that an application to obtain a number is pending. The Fund is required to withhold taxes if a number is not delivered to the Fund within seven days.

     IRAs and qualified retirement plans are exempt from federal income taxation under the Internal Revenue Code of 1986, as amended.

     This summary is not intended to be, nor should it be, construed as legal or tax advice to any current or prospective holder of the Fund's shares. The Fund's shareholders are urged to consult their own tax advisors to determine the tax consequences to them of their ownership of the Fund's shares.

                              FINANCIAL HIGHLIGHTS
                              --------------------

     The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available upon request.

                                                THE MERGER FUND CONDENSED FINANCIAL INFORMATION
                                                   (FOR THE FISCAL YEARS 1999-2003) (Audited)

                                                           Year ended September 30
                                          --------------------------------------------------------
                                              2003      2002      2001      2000       1999
                                              ----      ----      ----      ----       ----

Net Asset Value, beginning of period......   $13.46    $15.74    $16.90    $15.37     $13.90
Income from investment operations:
   Net investment income(1)...............   0.06(3)   0.23(3)  0.36(2)    0.25(2)   0.08(2)
   Net realized and unrealized gain
      (loss) on investments...............    1.52     (1.45)     0.27      2.50       2.71
                                              ----     ------     ----      ----       ----
   Total from investment operations.......    1.58     (1.22)     0.63      2.75       2.79
Less Distributions:
   Dividends from net investment income...   (0.20)    (0.21)    (0.14)    (0.07)     (0.22)
   Distributions from net realized gains..      --     (0.85)    (1.65)    (1.15)     (1.10)
                                             ------    ------    ------    ------     ------
   Total distributions....................   (0.20)    (1.06)    (1.79)    (1.22)     (1.32)
                                             ------    ------    ------    ------     ------

Net Asset Value, end of period............   $14.84    $13.46    $15.74    $16.90     $15.37
                                             ======    ======    ======    ======     ======

Total Return..............................   11.88%    (8.39)%   3.86%     19.08%     21.39%

Supplemental Data and Ratios:
   Net assets, end of period (000's)...... $1,149,990 $853,957  $982,893 $1,078,958  $575,449
   Ratio of operating expenses to average
      net assets   .......................    2.19%     1.65%    2.01%      2.20%     2.45%
   Ratio of interest expense and
      dividends on short positions to
      average net assets..................    0.82%     0.27%    0.67%      0.86%     1.07%
   Ratio of operating expenses to average
      net assets excluding interest expense
      and dividends on short positions....    1.37%     1.38%    1.34%      1.34%     1.38%
   Ratio of net investment income
       to average net assets..............    0.34%     1.36%    2.23%      1.57%     0.54%
   Portfolio turnover rate(4).............  309.18%   258.37%  383.74%    419.24%   386.52%
----------------------
(1)  Net  investment  income  before  interest  expense and  dividends  on short positions for the years ended  September  30, 2003,  2002,  2001,  2000 and
     1999, was $0.16, $0.27, $0.47, $0.38 and $0.23, respectively.
(2)  Net investment  income per share  represents net investment  income for the respective  period  divided by the  monthly  average  shares of  beneficial interest outstanding throughout each period.
(3)  Net investment  income per share is calculated  using ending balances prior to consideration of adjustments for permanent book and tax differences.
(4)  The  numerator  for the  portfolio  turnover  rate  includes  the lesser of purchases or sales (excluding short  positions).  The denominator  includes the average long position throughout the period.

     Further information regarding the Fund's performance is contained in the Fund's Annual Report, a copy of which may be obtained without charge.

For investors who want more information about the Fund, the following documents are available upon request:

Annual/Semi-Annual Reports: Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information: The Fund's SAI provides more detailed information about the Fund and is incorporated into this Prospectus by reference.

The Fund's Annual Report, Semi-Annual Report and SAI are available, without charge, upon request by contacting the Fund's Transfer Agent, U.S. Bancorp Fund Services, LLC, at 800-343-8959. Shareholder inquiries should be directed to U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701. Correspondence sent by overnight courier should be sent to U.S. Bancorp Fund Services, LLC, Third Floor, 615 East Michigan Street, Milwaukee, WI 53202.

You also can review the Fund's reports and SAI at the Securities and Exchange Commission's Public Reference Room. Text-only copies can be obtained from the SEC for a fee by writing to or calling the Public Reference Room of the SEC, Washington, D.C. 20549-0102, 202-942-8090 or by electronic request at publicinfo@sec.gov. Copies also can be obtained free from the SEC's website at www.sec.gov.

                             [The Merger Fund Logo]



                                   PROSPECTUS

                                February 5, 2004



Investment Company Act
File No. 811-3445

                     --------------------------------------
                             [THE MERGER FUND LOGO]

                              100 Summit Lake Drive
                            Valhalla, New York 10595
                     --------------------------------------

     A no-load, open-end, nondiversified investment company which seeks capital growth by engaging in merger arbitrage.

--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                                February 5, 2004
--------------------------------------------------------------------------------




     This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of The Merger Fund dated February 5, 2004, a copy of which may be obtained without charge by contacting the Fund's Transfer Agent, U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or (800) 343-8959.
--------------------------------------------------------------------------------




     The Fund's financial statements are incorporated by reference in this Statement of Additional Information from the Fund's Annual Report, a copy of which may be obtained without charge by contacting the Fund's Transfer Agent, U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or (800) 343-8959.

                                TABLE OF CONTENTS
                                -----------------

INVESTMENT OBJECTIVES AND POLICIES.............................................1
     Merger Arbitrage..........................................................1
     Investments in Corporate Debt Obligations.................................2
     Investments in Foreign Securities.........................................2
     Over-the-Counter Option Transactions......................................2
     Equity Swap Contracts.....................................................3
     Investment Restrictions...................................................4

INVESTMENT ADVISER.............................................................6
     Investment Adviser and Advisory Contract..................................6
     Other Service Providers...................................................7

MANAGEMENT....................................................................10
     Trustees and Officers....................................................10
     Remuneration.............................................................11
     Code of Ethics...........................................................11
     Standing Committees......................................................11
     Proxy and Corporate Action Voting Policies and Procedures................12

SERVICES AND PLANS OFFERED BY THE FUND........................................12
     The Merger Fund IRA Plan.................................................12
     Other Retirement Plans...................................................12
     Systematic Withdrawal Plan...............................................13
     Anti-Money Laundering Program............................................13

NET ASSET VALUE...............................................................14

ADDITIONAL INFORMATION ABOUT REDEMPTIONS......................................14

PERFORMANCE INFORMATION.......................................................15
     Average Annual Total Return..............................................15
     Average Annual Total Return (After Taxes on Distributions)...............15
     Average Annual Total Return (After Taxes on Distributions
         and Sale of Fund Shares).............................................16
     Other Information........................................................16
     Comparison of Fund Performance...........................................16

TAX STATUS....................................................................17

ORGANIZATION AND CAPITALIZATION...............................................22
     General..................................................................22
     Shareholder and Trustee Liability........................................23

ALLOCATION OF PORTFOLIO BROKERAGE.............................................23

PORTFOLIO TURNOVER............................................................24

INDEPENDENT ACCOUNTANTS.......................................................25

CUSTODIAN, TRANSFER AGENT, DIVIDEND PAYING AGENT,
     ACCOUNTING SERVICES AGENT AND ADMINISTRATOR..............................25

                                      (i)

COUNSEL.......................................................................26

EXPERTS.......................................................................26

FINANCIAL STATEMENTS..........................................................26

APPENDIX......................................................................27
     Covered Option Writing...................................................27
     Money Market Instruments.................................................27
     Repurchase Agreements....................................................27
     Short Selling............................................................28

                                      (ii)

                       INVESTMENT OBJECTIVES AND POLICIES
                       ----------------------------------

                         (See "INVESTMENT OBJECTIVES AND
                      POLICIES" in the Fund's prospectus.)

     The Merger Fund (the "Fund") is a no-load, open-end, nondiversified, registered management investment company which seeks to achieve capital growth by engaging in merger arbitrage. The Fund's adviser is Westchester Capital Management, Inc., 100 Summit Lake Drive, Valhalla, New York 10595 (the "Adviser").

     Trading to seek short-term capital appreciation can be expected to cause the Fund's portfolio turnover rate to be substantially higher than that of the average equity-oriented investment company and, as a result, may involve increased brokerage commission costs which will be borne directly by the Fund and ultimately by its investors. See "Allocation of Portfolio Brokerage" and "Portfolio Turnover." Certain investments of the Fund may, under certain circumstances, be subject to rapid and sizable losses, and there are additional risks associated with the Fund's overall investment strategy, which may be considered speculative.

Merger Arbitrage.
-----------------

     Under normal market conditions, the Fund invests at least 80% of its total assets principally in the equity securities of companies which are involved in publicly announced mergers, takeovers and other corporate reorganizations
("merger arbitrage investments"). The Fund will not change this objective without providing shareholders with 60 days' advance written notice. Depending upon the level of merger activity and other economic and market conditions, the Fund may temporarily invest a substantial portion of its assets in cash or cash equivalents, including money market instruments such as Treasury bills and other short-term obligations of the United States Government, its agencies or instrumentalities; negotiable bank certificates of deposit; commercial paper; and repurchase agreements with respect to the above securities. The Fund may also invest in various types of corporate debt obligations as part of its merger arbitrage strategy or otherwise.

     Although a variety of strategies may be employed depending upon the nature of the reorganizations selected for investment, the most common merger arbitrage activity involves purchasing the shares of an announced acquisition target at a discount to the expected value of such shares upon completion of the acquisition. The size of the discount, or "spread," and whether the potential reward justifies the potential risk, are functions of numerous factors affecting the riskiness and timing of the acquisition. Such factors include the status of the negotiations between the two companies (for example, spreads typically narrow as the parties advance from an agreement in principle to a definitive agreement), the complexity of the transaction, the number of regulatory approvals required, the likelihood of government intervention on antitrust or other grounds, the type of consideration to be received and the possibility of competing offers for the target company.

     Because the expected gain on an individual arbitrage investment is normally considerably smaller than the possible loss should the transaction be unexpectedly terminated, Fund assets will not be committed unless the proposed acquisition or other reorganization plan appears to the Adviser to have a substantial probability of success. The expected timing of each transaction is also important since the length of time that the Fund's capital must be committed to any given reorganization will affect the rate of return realized by the Fund, and delays can substantially reduce such returns. See "Portfolio Turnover."

Investments in Corporate Debt Obligations.
------------------------------------------

     As part of its merger arbitrage strategy, the Fund may invest in corporate bonds and other evidences of indebtedness ("Debt Securities") issued by companies involved in publicly announced mergers, takeovers and other corporate reorganizations, including reorganizations undertaken pursuant to Chapter 11 of the U.S. Bankruptcy Code. The Fund may also invest in other Debt Securities, subject only to the requirement that, under normal market conditions, at least 80% of the Fund's assets will be invested in merger arbitrage situations.

     Although generally not as risky as the equity securities of the same issuer, Debt Securities may gain or lose value due to changes in interest rates and other general economic conditions, industry fundamentals, market sentiment and the issuer's operating results, balance sheet and credit ratings. The market value of convertible Debt Securities will also be affected to a greater or lesser degree by changes in the price of the underlying equity securities, and the Fund may attempt to hedge certain of its investments in convertible Debt Securities by selling short the issuer's common stock. The market value of Debt Securities issued by companies involved in pending corporate mergers and takeovers may be determined in large part by the status of the transaction and its eventual outcome, especially if the Debt Securities are subject to change-of-control provisions that entitle the holder to be paid par value or some other specified dollar amount upon completion of the merger or takeover. Accordingly, the principal risk associated with investing in these Debt Securities is the possibility that the transaction may not be completed.

Investments in Foreign Securities.
----------------------------------

     The Fund is permitted to hold both long and short positions in foreign securities. Investments in foreign companies involved in pending mergers, takeovers and other corporate reorganizations may entail political, cultural, regulatory, legal and tax risks different from those associated with comparable transactions in the United States. Also, in conjunction with its investments in foreign securities, the Fund will normally attempt to hedge its exposure to foreign currencies. Such hedging activities involve additional expenses and, in the case of reorganizations that are terminated, the risk of loss when the currency hedge is unwound.

Over-the-Counter Option Transactions.
-------------------------------------

     As part of its merger arbitrage strategy, the Fund may engage in transactions involving options and futures contracts which are traded over-the-counter ("OTC contracts"). OTC contracts differ from exchange-traded contracts in important respects. OTC contracts are transacted directly with broker/dealers, and the performance of these contracts is not guaranteed by the Options Clearing Corporation. Also, OTC contract pricing is normally done by reference to information from market makers, which information is carefully monitored by the Adviser and verified in appropriate cases.

     Because OTC contracts are transacted directly with broker/dealers, there is a risk of nonperformance by the broker/dealer as a result of the insolvency of such broker/dealer or otherwise, in which case the Fund may experience a loss. An OTC contract may only be terminated voluntarily by entering into a closing transaction with the broker/dealer with whom the Fund originally dealt. Any such cancellation, if agreed to, may require the Fund to pay a premium to that broker/dealer. In those cases in which the Fund has entered into a covered transaction and cannot voluntarily terminate the transaction, the Fund will not be able to sell the underlying security until the contract expires or is exercised, even though it might be advantageous to do so.

     It is the Fund's intention to enter into OTC contracts only with broker/dealers which agree to, and which are expected to be capable of, entering into closing transactions with the Fund, although there is no assurance that a broker/dealer will voluntarily agree to terminate the transaction. There is also no assurance that the Fund will be able to liquidate an OTC contract at any time prior to expiration. OTC transactions for which there is no adequate secondary market will be considered illiquid.

Equity Swap Contracts.
----------------------

     The Fund may enter into both long and short equity swap contracts with qualified broker/dealer counterparties. A long equity swap contract entitles the Fund to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Fund to pay the counterparty any depreciation on the security as well as interest on the notional amount of the contract. A short equity swap contract obligates the Fund to pay the counterparty any appreciation and dividends paid on an individual security, while entitling the Fund to receive from the counterparty any depreciation on the security as well as interest on the notional value of the contract.

     The Fund may also enter into equity swap contracts whose value is determined by the spread between a long equity position and a short equity position. This type of swap contract obligates the Fund to pay the counterparty an amount tied to any increase in the spread between the two securities over the term of the contract. The Fund is also obligated to pay the counterparty any dividends paid on the short equity holding as well as any net financing costs. This type of swap contract entitles the Fund to receive from the counterparty any gains based on a decrease in the spread as well as any dividends paid on the long equity holding and any net interest income.

     Fluctuations in the value of an open contract are recorded daily as a net unrealized gain or loss. The Fund will realize gain or loss upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract's expiration date.

     Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. The Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. The counterparty risk to the Fund is limited to the net unrealized gain, if any, on the contract, along with dividends receivable on long equity contracts and interest receivable on short equity contracts. Additionally, risk may arise from unanticipated movements in interest rates or in the value of the underlying securities.

Investment Restrictions.
------------------------

     The following investment restrictions have been adopted by the Fund as fundamental policies and may be changed only by the affirmative vote of a majority of the outstanding shares of the Fund. As used in this Statement of Additional Information and in the Fund's prospectus, the term "majority of the outstanding shares of the Fund" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

     These investment restrictions provide that:

     (1) The Fund may not issue senior securities other than to evidence borrowings as permitted in paragraph (5) below.

     (2) The Fund may not make short sales of securities (unless by virtue of its ownership of other securities at the time of such sale, it owns or has a prospective right to receive, without the payment of additional compensation, securities equivalent in kind and amount to the securities sold). The total market value of all securities sold short may not exceed 50% of the value of the net assets of the Fund, and the value of securities of any one issuer in which the Fund is short may not exceed the lesser of 10% of the value of the Fund's net assets or 10% of the securities of any class of any issuer.

     (3) The Fund may not purchase securities on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities.

     (4) The Fund may not (a) purchase call options except to terminate, through a closing purchase transaction, its obligation with respect to a previously written covered call option; (b) sell uncovered (naked) call options; (c) sell covered call options the underlying securities of which have an aggregate value (determined as of the date the calls are sold) exceeding 50% of the value of the net assets of the Fund; or (d) invest in put options to the extent that the premiums on protective put options exceed 25% of the value of its net assets; provided that the provisions of this paragraph (4) shall not prevent the purchase, ownership, holding or sale of forward contracts with respect to foreign securities or currencies.

     (5) The Fund may not borrow money except that it may borrow (i) from banks to purchase or carry securities or other investments, (ii) from banks for temporary or emergency purposes, or (iii) by entering into reverse repurchase agreements, if, immediately after any such borrowing, the value of the Fund's assets, including all borrowings then outstanding less its liabilities, is equal to at least 300% of the aggregate amount of borrowings then outstanding (for the purpose of determining the 300% asset coverage, the Fund's liabilities will not include amounts borrowed). Any such borrowings may be secured or unsecured. The Fund may issue securities (including senior securities) appropriate to evidence the indebtedness, including reverse repurchase agreements, which the Fund is permitted to incur.

     (6) The Fund may not pledge, mortgage or hypothecate its assets, except that to secure borrowings as permitted in paragraph (5) above, the Fund may pledge securities having a market value at the time of pledge not exceeding 33% of the value of its total assets. The Fund may, in addition, pledge securities having a market value at the time of pledge not exceeding 50% of the value of its net assets to secure short sales as permitted in paragraph (2) above or covered option writing as permitted in paragraph (4) above.

     (7) The Fund may not underwrite or participate in the marketing of securities issued by other persons except to the extent that the Fund may be deemed to be an underwriter under federal securities laws in connection with the disposition of portfolio securities.

     (8) The Fund may not invest more than 10% of its total assets in securities which are subject to legal or contractual restrictions on resale or in securities without readily available market quotations, including repurchase agreements having a maturity of more than seven days.

     (9) The Fund may not concentrate its investments in any industry. No more than 25% of the value of the total assets of the Fund may be invested in the securities of issuers having their principal business activities in the same industry.

     (10) The Fund may not purchase or sell real estate or real estate mortgage loans as such, but this restriction shall not prevent the Fund from investing in readily marketable interests in real estate investment trusts, readily marketable securities of companies which invest in real estate, or obligations secured by real estate or interests therein.

     (11) The Fund may not purchase or sell commodities or commodity contracts.

     (12) The Fund may not make loans, except that subject to paragraph (8), the Fund may enter into repurchase agreements maturing in seven days or less.

     (13) The Fund may not purchase warrants, valued at the lower of cost or market, in excess of 5% of the net assets of the Fund (taken at current value); provided that this shall not prevent the purchase, ownership, holding or sale of warrants of which the grantor is the issuer of the underlying securities. Included within that amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchange. Warrants acquired by the Fund at any time in units or attached to securities are not subject to this restriction.

     (14) The Fund may not invest in interests (other than equity stock interests or debentures) in oil, gas or other mineral exploration or development programs.

     (15) The Fund may not invest in companies for the purpose of exercising control or management.

     (16) The Fund may not purchase or retain the securities of any issuer, other than its own securities, if, to the knowledge of the Fund's management, the Trustees and officers, or the directors and employees of the Fund's investment adviser, who individually own beneficially more than 1/2% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities.

     (17) The Fund may not invest more than 5% of the value of its total assets in the securities of issuers which, together with any predecessors, have been in continuous operation for less than three years.

     (18) The Fund may not participate on a joint or a joint and several basis in any trading account in securities.

     (19) The Fund may not purchase securities of other investment companies, except by purchases in the open market where no underwriter or dealer's commission or profit is involved, other than customary brokers' commissions, and except as they may be acquired as part of a merger, consolidation or acquisition of assets.

     (20) The Fund may not invest more than 10% of its total assets (taken at market value) in the securities of any one issuer, except those issued or guaranteed by the United States Government, its agencies or instrumentalities.

     (21) The Fund may not purchase securities of any one issuer if as a result more than 10% of the voting securities of such issuer would be held by the Fund.

     If a particular percentage restriction as set forth above is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of that restriction.

                               INVESTMENT ADVISER
                               ------------------

              (See "INVESTMENT ADVISER" in the Fund's prospectus.)

Investment Adviser and Advisory Contract.
-----------------------------------------

     Mr. Frederick W. Green has served as President of the Adviser since 1980 and also serves as the President and a Trustee of the Fund. Ms. Bonnie L. Smith has served as Vice President of the Adviser since 1986 and also serves as Vice President, Treasurer and Secretary of the Fund. Mr. Green and Ms. Smith have been primarily responsible for the day-to-day management of the Fund's portfolio since January 1989.

     The Fund's investment advisory contract with the Adviser (the "Advisory Contract") provides that the Fund pay all of the Fund's expenses, including, without limitation, (i) the costs incurred in connection with registration and maintenance of its registration under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended (the "1940 Act"), and state securities laws and regulations, (ii) preparation, printing and mailing of reports, notices and prospectuses to current shareholders, (iii) transfer taxes on the sales of the Fund's shares and on the sales of portfolio securities, (iv) brokerage commissions, (v) custodial and shareholder transfer charges, (vi) legal, auditing and accounting expenses, (vii) expenses of servicing shareholder accounts, (viii) insurance expenses for fidelity and other coverage, (ix) fees and expenses of Trustees who are not "interested persons" within the meaning of the 1940 Act, (x) expenses of Trustee and shareholder meetings and (xi) any expenses of distributing the Fund's shares which may be payable pursuant to a Plan of Distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Fund is also liable for such nonrecurring expenses as may arise, including litigation to which the Fund may be a party. The Fund has an obligation to indemnify each of its officers and Trustees with respect to such litigation but not against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     The Adviser receives an advisory fee, payable monthly, for the performance of its services at an annual rate of 1.0% of the average daily net assets of the Fund. The fee will be accrued daily for the purpose of determining the offering and redemption price of the Fund's shares.

     The Advisory Contract will continue in effect from year to year provided such continuance is approved at least annually by (i) a vote of the majority of the Fund's Trustees who are not parties thereto or "interested persons" (as defined in the 1940 Act) of the Fund or the Adviser, cast in person at a meeting specifically called for the purpose of voting on such approval and by (ii) the majority vote of either all of the Fund's Trustees or the vote of a majority of the outstanding shares of the Fund. The Advisory Contract may be terminated without penalty on 60 days' written notice by a vote of a majority of the Fund's Trustees or by the Adviser, or by holders of a majority of the Fund's outstanding shares. The Advisory Contract shall terminate automatically in the event of its assignment.

     On January 17, 2004, the Board of Trustees, including all the Trustees who are not parties to the Advisory Contract or interested persons of any such party, approved the continuance of the Advisory Contract for the Fund. In so doing, the Board considered the nature and quality of the services provided under the Advisory Contract to the Fund. The Board reviewed the Adviser's methodology, research and analysis which it employs in selecting investments for the Fund. The Board also evaluated the performance of the Fund against market indices such as the S&P 500 Index. Additionally, the Board reviewed information about the rates of compensation paid to investment advisers, and overall expense ratios, for certain equity funds comparable in size to the Fund and for certain other specialized equity funds. The Board also considered the fee structure of the Advisory Contract and the benefit to the Adviser of the Fund's soft dollar arrangements. After considering all the foregoing factors, the Board concluded that the continuation of the Advisory Contract would be in the best interest of the Fund's shareholders.

     For the fiscal years ended September 30, 2001, 2002 and 2003 the Fund incurred advisory fees of $11,498,258, $10,027,736 and $8,937,429, respectively, to the Adviser.

Other Service Providers.
------------------------

     The Fund has adopted a plan of distribution dated July 14, 1998 (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund may pay to any broker-dealer with whom the Fund has entered into a contract to distribute Fund shares, or to any other qualified financial services firm, compensation for distribution and/or shareholder-related services with respect to shares held or purchased by their respective customers or in connection with the purchase of shares attributable to their efforts. The amount of such compensation paid in any one year shall not exceed 0.25% annually of the average daily net assets of the Fund.

     The Plan provides that the Trustees will review, at least quarterly, a report of distribution expenses incurred under the Plan and the purposes for which such expenses were incurred. The Plan will remain in effect from year to year provided such continuance is approved at least annually by the vote of a majority of the Fund's Trustees who are not "interested persons" (as defined in the 1940 Act) of the Fund or the Adviser and who have no direct or indirect interest in the operation of the Plan or any related agreement (the "Rule 12b-1 Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and additionally by a vote of either a majority of the Fund's Trustees or a majority of the outstanding shares of the Fund.

     The Plan may be terminated at any time by vote of a majority of the Rule 12b-1 Trustees or by vote of a majority of the Fund's outstanding shares. The Plan may not be amended to increase materially the amount of distribution expenses payable under the Plan without approval of the Fund's shareholders. In addition, all material amendments to the Plan must be approved by the Trustees in the manner described above.

     Prior to its resignation on June 30, 2003, Mercer Allied Company, L.P. ("Mercer") served as the Fund's principal underwriter. The Fund has not had a principal underwriter since such date.

     The Fund has entered into service agreements with, among others, Charles Schwab & Company, Inc. ("Schwab") and National Financial Services Corporation ("NFSC"). Though the terms of the Fund's agreements vary, service providers generally are required to provide various shareholder services to the Fund, including records maintenance, shareholder communications, transactional services, tax information and reports, and facilitation of purchase and redemption orders. Payments generally are made under the Plan at the annual rate of 0.25% of the value of the Fund's shares held in accounts maintained by each such service provider. In the case of the Fund's agreements with Schwab and NFSC, the Adviser is required to pay an additional 0.15% and 0.10%, respectively, of the value of all Fund shares held in their respective accounts. The Adviser similarly pays an additional 0.10% to certain other service providers. The Fund is required to make these payments to its service providers regardless of any actual expenses incurred by them.

     The Fund incurred total expenses of $1,774,700, $2,008,900 and $2,324,165 during fiscal years 2003, 2002 and 2001, respectively, under its agreements with its service providers. During fiscal 2003, the Fund paid $37,013 to Mercer, $728,926 to Schwab and $613,186 to NFSC. During the fiscal year 2002, the Fund paid $55,213 to Mercer, $795,324 to Schwab and $597,277 to NFSC. During fiscal 2001, the Fund paid or accrued $63,353 to Mercer, $806,289 to Schwab and $607,893 to NFSC.

     During the last fiscal year, the Fund paid the following amounts for the following services under the Plan:

                  Advertising.................................      $          0

                  Printing and mailing prospectuses to
                  other than current shareholders.............            11,916

                  Compensation to broker-dealers..............         1,713,578
                  Compensation to sales personnel.............                 0
                  Interest, carrying or other financing
                  charges.....................................                 0
                  Other.......................................                 0

                                   MANAGEMENT
                                   ----------

Trustees and Officers.
----------------------

         The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. The Fund's Trustees and officers are listed below. Except as indicated, each Trustee has held the office shown or other offices in the same company for the last five years.


                                     Term of                            Number of Portfolios        Other
                       Position(s)  Office and                            in Fund Complex    Directorships Held
                        Held with   Length of  Principal Occupation(s)  Overseen by Officer     by Officer or
Name, Address and Age    the Fund  Time Served During the Past 5 Years      or Trustee**           Trustee
---------------------    --------  ----------- -----------------------      ------------           -------

Interested Trustee
Frederick W. Green*    President     One-year  President of                      2           None
Westchester Capital    and Trustee term; since Westchester Capital
   Management, Inc.                    1989    Management, Inc., the
100 Summit Lake Drive                          Fund's Adviser.
Valhalla, NY 10595
Age: 57

Non-Interested Trustee
James P. Logan, III    Independent   One-year  President of Logan,               2           None
Logan, Chace LLC       Trustee     term; since Chace LLC, an executive
420 Lexington Avenue                   1989    search firm.  Chairman
New York, NY 10170                             of J.P. Logan & Company.
Age: 67

Non-Interested Trustee
Michael J. Downey      Independent   One-year  Managing Partner of               2           Chairman and
2 Parsons Lane         Trustee     term; since Lexington Capital                             Director of The
Rochester, NY 14610                    1995    Investments.                                  Asia Pacific Fund,
Age: 59                                        Consultant and                                Inc.
                                               independent financial
                                               adviser since July 1993.
Officer
Bonnie L. Smith        Vice          One-year  Vice President of                 2           None
Westchester Capital    President,  term; since Westchester Capital
   Management, Inc.    Secretary       1989    Management, Inc., the
100 Summit Lake Drive  and                     Fund's Adviser.
Valhalla, NY 10595     Treasurer
Age: 55
---------------------------------------------------------------------------------------------------------------
*    Denotes a trustee who is an "interested person" (as that term is defined in
     Section  2(a)(19) of the 1940 Act) of the Fund or of the Fund's  investment adviser.  Mr.  Green is deemed to be an  interested  person  because of his
     affiliation  with  the  Fund's  investment  adviser,   Westchester  Capital
     Management, Inc. and because he is an officer of the Fund.

**   The fund complex consists of the Fund and The Merger Fund VL.

Remuneration.
-------------

     Management considers that Messrs. Logan and Downey are not "interested persons" (as defined in the 1940 Act) of the Fund or the Adviser. The fees of the non-interested Trustees ($10,000 per year and $1,000 per meeting attended), in addition to their out-of-pocket expenses in connection with attendance at Trustees meetings, are paid by the Fund. For the fiscal year ended September 30, 2003, the Fund paid the following in Trustees' fees:

                               COMPENSATION TABLE
                               ------------------

                 (for the fiscal year ended September 30, 2003)

                                 Pension or                           Total Compensation
                    Aggregate    Retirement Benefits Estimated Annual from Fund and Fund
                    Compensation Accrued as Part of  Benefits upon    Complex Paid to
Name of Trustee     from Fund    Fund Expenses       Retirement       Trustees*
---------------     ---------    -------------       ----------       ---------

Frederick W. Green             0            0                  0                  0
Michael J. Downey        $14,000            0                  0            $14,000
James P. Logan, III      $14,000            0                  0            $14,000

*    The fund complex consists of the Fund and The Merger Fund VL.

     As of December 31, 2003, the Trustees and officers of the Fund and the Adviser's retirement funds, as a group, owned less than 1% of the Fund's outstanding shares.

Code of Ethics.
---------------

     The Fund's Trustees and officers and employees of the Adviser are permitted to engage in personal securities transactions subject to the restrictions and procedures contained in the Fund's and the Adviser's Code of Ethics, which has been approved by the Board of Trustees in accordance with standards set forth under the 1940 Act. The Fund's and the Adviser's Code of Ethics are filed as an exhibit to the Fund's Registration Statement and are available to the public.

Standing Committees.
--------------------

     The Board has appointed an audit committee (the "Audit Committee") presently consisting of Messrs. Logan and Downey, which met once during the fiscal year. The purpose of the Audit Committee is to advise the full Board with respect to accounting, auditing and financial matters affecting the Fund.

     The Fund has a Nominating Committee consisting of Messrs. Downey and Logan, which did not meet during the fiscal year. The Board does not have a compensation committee.

                     Trustee Equity Ownership as of 12/31/03

                                                      Aggregate Dollar Range
                                                      of Equity Securities in
                            Dollar Range of         All Registered Investment
                          Equity Securities in   Companies Overseen by Trustee
    Name of Trustee            the Fund        in Family of Investment Companies
    ---------------            --------        ---------------------------------
 Frederick W. Green          over $100,000                  over $100,000
 Michael J. Downey            $1-$10,000                      $1-$10,000
 James P. Logan, III(1)       $1-$10,000                      $1-$10,000

(1)  Mr. Logan disclaims beneficial ownership of his wife's shares.

Proxy and Corporate Action Voting Policies and Procedures.
----------------------------------------------------------

     The Fund has adopted Proxy and Corporate Action Voting Policies and Procedures that govern the voting of proxies for securities held by the Fund. The Adviser has full authority to vote proxies or act with respect to other shareholder actions on behalf of the Fund and The Merger Fund VL. The Adviser's primary consideration in voting proxies is the best interest of each Fund. The proxy voting procedures address the resolution of potential conflicts of interest and circumstances under which the Adviser will limit its role in voting proxies. The proxy voting guidelines describe the Adviser's general position on proposals. The Adviser will generally vote against any management proposal that clearly has the effect of restricting the ability of shareholders to realize the full potential value of their investment. Routine proposals that do not change the structure, bylaws or operations of the corporation to the detriment of the shareholders will normally be approved. The Adviser will review certain issues on a case-by-case basis based on the financial interest of the Fund.

                     SERVICES AND PLANS OFFERED BY THE FUND
                     --------------------------------------

           (See "PLANS OFFERED BY THE FUND" in the Fund's prospectus.)

     The costs of services rendered to the Fund's investors by its transfer agent, U.S. Bancorp Fund Services, LLC ("U.S. Bancorp") are paid for by the Fund; however, in order to cover abnormal administrative costs, investors requesting an historical transcript of their account will be charged a fee based upon the number of years researched. The Fund reserves the right, on 60 days' written notice, to charge investors to cover other administrative costs of services provided to shareholders.

The Merger Fund IRA Plan.
-------------------------

     The Fund makes available an Individual Retirement Account ("IRA"), known as "The Merger Fund IRA Plan." The Merger Fund IRA Plan provides individuals with the opportunity to establish an IRA in order to purchase shares of the Fund. The Merger Fund IRA Plan can also be used for a transfer from an existing IRA, or for a rollover from a qualified retirement plan from which the individual receives a lump-sum distribution. The form of The Merger Fund IRA Plan meets the requirements of Section 408 of the Internal Revenue Code of 1986, as amended. U.S. Bank, N.A. acts as custodian for The Merger Fund IRA Plan, and the adoption of The Merger Fund IRA Plan by each individual is subject to acceptance or rejection by U.S. Bank, N.A. in its capacity as custodian.

     The Fund also makes available to qualifying shareholders a "Roth IRA," which is a form of IRA created in 1997. Shareholders should consult with their own financial advisers to determine eligibility.

Other Retirement Plans.
-----------------------

     The Fund makes available certain prototype plans which provide opportunities to corporations, self-employed individuals and partnerships to establish defined benefit and defined contribution qualified retirement plans under which shares of the Fund may be purchased. Such plans can, in most cases, also accept a transfer or a rollover from an existing qualified retirement plan from which an individual receives a lump-sum distribution of the individual's entire account balance in such plan. A defined-benefit qualified retirement plan specifies what a participant's pension benefit will be, and the employer (including a self-employed individual) adopting the plan must then fund the plan on an actuarial basis so it can pay the promised benefit. A defined-contribution qualified retirement plan does not promise any definite benefit but instead provides for certain contributions to be made to the plan, and a participant's ultimate benefit depends on the amount that has accumulated in his account. U.S. Bancorp acts as custodian of the qualified plans. Each plan as adopted by an employer (including a self-employed individual) or partnership is subject to acceptance or rejection by U.S. Bancorp.

Systematic Withdrawal Plan.
---------------------------

     Shareholders participating in the Fund's Systematic Withdrawal Plan should note that disbursements may be based on the redemption of a fixed dollar amount, fixed number of shares, percent of account or declining balance. Any income, dividends and capital-gain distributions on shares held in Systematic-Withdrawal-Plan accounts will be reinvested in additional Fund shares. Systematic-Withdrawal-Plan payments will be made out of the proceeds realized from the redemption of Fund shares held in the account. These redemptions made to effect withdrawal payments may reduce or exhaust entirely the original investment held under the plan. A Systematic Withdrawal Plan may be terminated at any time by the shareholder or the Fund upon written notice and will be automatically terminated when all Fund shares in the shareholder's account under the plan have been liquidated.

Anti-Money Laundering Program.
------------------------------

     The Fund has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). In order to ensure compliance with this law, the Fund's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

     Procedures to implement the Program include, but are not limited to, determining that the Fund's distributors and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control, and a complete and thorough review of all new opening account applications. The Fund will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act. (See "Anti-Money Laundering Compliance" in the Fund's prospectus.)

                                 NET ASSET VALUE
                                 ---------------

                (See "NET ASSET VALUE" in the Fund's prospectus.)

     The net asset value per share of the Fund will be determined on each day when the New York Stock Exchange is open for business and will be computed by taking the aggregate market value of all assets of the Fund less its liabilities, and dividing by the total number of shares outstanding. Each determination will be made (i) by valuing portfolio securities, including open short positions, which are traded on the New York Stock Exchange and on the American Stock Exchange, at the last reported sales price on that exchange; (ii) by valuing portfolio securities, including open short positions, which are traded on the Nasdaq National Market System at the Nasdaq Official Closing Price; (iii) by valuing put and call options which are traded on the Chicago Board Options Exchange or any other domestic exchange at the last sale price on such exchange; (iv) by valuing listed securities and put and call options for which no sale was reported on a particular day and securities traded on the over-the-counter market at the mean between the last bid and asked prices; and
(v) by valuing any securities or other assets for which market quotations are not readily available at fair value in good faith and under the supervision of the Trustees, although the actual calculation may be done by others. The Adviser reserves the right to value securities, including options, at prices other than last-sale prices when such last-sale prices are believed unrepresentative of fair market value as determined in good faith by the Adviser.

     The assets of the Fund received for the issue or sale of its shares, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, shall constitute the underlying assets of the Fund. In the event of the dissolution or liquidation of the Fund, the holders of shares of the Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

                    ADDITIONAL INFORMATION ABOUT REDEMPTIONS
                    ----------------------------------------

                  (See "REDEMPTIONS" in the Fund's prospectus.)

     Supporting documents in addition to those listed under "Redemptions" in the Fund's prospectus will be required from executors, administrators, trustees, or if redemption is requested by one other than the shareholder of record. Such documents include, but are not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waiver of tax required in some states when settling estates.

     Under the 1940 Act, a shareholder's right to redeem shares and to receive payment therefore may be suspended at times: (a) when the New York Stock Exchange is closed, other than customary weekend and holiday closings; (b) when trading on that exchange is restricted for any reason; (c) when an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, provided that applicable rules and regulations of the Securities and Exchange Commission (or any succeeding governmental authority) will govern as to whether the conditions prescribed in
(b) or (c) exist; or (d) when the Securities and Exchange Commission by order permits a suspension of the right to redemption or a postponement of the date of payment on redemption. In case of suspension of the right of redemption, payment of a redemption request will be made based on the net asset value next determined after the termination of the suspension.

                             PERFORMANCE INFORMATION
                             -----------------------

Average Annual Total Return.
----------------------------

     Average annual total return quotations which may be used in the Fund's advertising and promotional materials are calculated according to the following formula:

                        n
                   P(1+T) = ERV

     Where:   P      =       a hypothetical initial payment of $1,000.
              T      =       average annual total return.
              n      =       number of years.
              ERV    =       ending redeemable value of a hypothetical
                             $1,000 payment made at the beginning of the period.

     Under the foregoing formula, the time periods used in any advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

     The calculation assumes an initial $1,000 payment and assumes all dividends and distributions by the Fund are reinvested at the price stated in the Prospectus on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

     A Fund may also calculate total return on a cumulative basis which reflects the cumulative percentage change in value over the measuring period. The formula for calculating cumulative total return can be expressed as follows:

     Cumulative Total Return =    [ (ERV) - 1 ]
                                      -----
                                        P

Average Annual Total Return (After Taxes on Distributions).
-----------------------------------------------------------

     The Fund's quotations of average annual total return (after taxes on distributions) are calculated according to the following formula:

                         n
                   P(1+T) = ATV
                               D

     Where:   P      =       a hypothetical initial payment of $1,000.
              T      =       average annual total return (after taxes on
                             distributions).
              n      =       number of years.

              ATV    =       ending value of a hypothetical $1,000 payment made
                 D           at the beginning of the period, after taxes on Fund
                             distributions but not after taxes on sale of Fund shares.

Average Annual Total Return (After Taxes on Distributions and Sale of Fund Shares).
--------

     The Fund's quotations of average annual total return (after taxes on distributions and sale of Fund shares) are calculated according to the following formula:

                        n
                   P(1+T) = ATV
                               DR

     Where:   P      =       a hypothetical initial payment of $1,000.
              T      =       average annual total return (after taxes on
                             distributions and sale of Fund shares).
              n      =       number of years.
              ATV    =       ending value of a hypothetical $1,000 payment made
                 DR          at the beginning of the period, after taxes on Fund
                             distributions and sale of Fund shares.

Other Information.
------------------

     The Fund's performance data quoted in any advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in the Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount.

Comparison of Fund Performance.
-------------------------------

     The performance of the Fund may be compared to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc. or other independent services which monitor the performance of investment companies, and may be quoted in advertising in terms of its ranking in each applicable universe. In addition, the Fund may use performance data reported in financial and industry publications, including Barron's, Business Week, Forbes, Fortune, Investor's Business Daily, IBC/Donoghue's Money Fund Report, Money Magazine, The Wall Street Journal and USA Today.

     The Fund may from time to time use the following unmanaged index for performance comparison purposes:

     S&P 500 Index -- the S&P 500 is an index of 500 stocks designed to mirror the overall equity market's industry weighting. Most, but not all, large capitalization stocks are in the Index. There are also some small capitalization names in the Index. The Index is maintained by Standard & Poor's Corporation. It is market capitalization weighted. There are always 500 issuers in the S&P 500. Changes are made by Standard & Poor's as needed.

                                   TAX STATUS
                                   ----------

    (See "TAX STATUS, DIVIDENDS AND DISTRIBUTIONS" in the Fund's prospectus.)

     The Fund has qualified and elected to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), and intends to continue to so qualify, which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau. By so qualifying, the Fund will not be subject to federal income or excise tax on its net investment income or net capital gain which are distributed to shareholders in accordance with the applicable timing requirements. Net investment income and net capital gain of the Fund will be computed in accordance with Section 852 of the Code.

     The Fund intends to distribute all of its net investment income, any excess of net short-term capital gains over net long-term capital losses, and any excess of net long-term capital gains over net short-term capital losses in accordance with the timing requirements imposed by the Code and therefore will not be required to pay any federal income or excise taxes. Distributions of net investment income and net capital gain will be made after September 30, the end of each fiscal year, and no later than December 31 of each year. Both types of distributions will be in shares of the Fund unless a shareholder elects to receive cash.

     The  Fund  is  subject  to  a  4%  nondeductible   excise  tax  on  certain
undistributed amounts of ordinary income and capital gain under a prescribed formula contained in Section 4982 of the Code. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund's ordinary income for the calendar year and at least 98% of its capital gain net income (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to the Fund during the preceding calendar year. Under ordinary circumstances, the Fund expects to time its distributions so as to avoid liability for this tax.

     Net investment income is made up of dividends and interest less expenses. Net capital gain for a fiscal year is computed by taking into account any capital loss carryforward of the Fund.

     The following discussion of tax consequences is for the general information of shareholders who are subject to tax. Shareholders that are IRAs or qualified retirement plans are generally exempt from income taxation under the Code except to the extent their shares are debt-financed property under Section 514(b) of the Code.

     Distributions of taxable net investment income are taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but may qualify for the 70% dividends-received deduction for corporations and as qualified dividend income for noncorporate shareholders to the extent discussed below. Distributions of the excess of net short-term capital gains over net long-term capital losses are taxable to shareholders as ordinary income.

     A portion of the dividends from the Fund's taxable net investment income may be eligible for the 70% dividends-received deduction generally available to corporations. The eligible portion may not exceed the aggregate dividends the Fund receives from domestic corporations. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends-received deduction.

     A portion of the dividends from the Fund's taxable net investment income received by noncorporate shareholders may be eligible to be treated as qualified dividend income that is subject to tax at a maximum rate of 15% to the extent of the amount of qualifying dividends received by the Fund from certain domestic and foreign corporations. A noncorporate shareholder would also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. Any loss realized upon the redemption of shares will be treated as a long-term capital loss to the extent any distributions with respect to such shares were treated as qualified dividend income and had equaled or exceeded a threshold percentage (generally 10%) of the shareholder's basis in such shares.

     Distributions of net capital gain ("capital-gain dividends") are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Fund have been held by such shareholders. Capital-gain dividends are not eligible for the dividends-received deduction. A noncorporate shareholder's net capital gains will be taxed at a maximum rate of 15%.

     A redemption of Fund shares by a shareholder will result in the recognition of taxable gain or loss depending upon the difference between the amount realized and the shareholder's tax basis in the Fund shares. Such gain or loss is treated as a capital gain or loss if the shares are held as capital assets. In the case of a noncorporate shareholder, if such shares were held for more than 12 months at the time of disposition such gain will be long-term capital gain and will be taxed at a maximum rate of 15%; and if such shares were held for one year or less at the time of disposition, such gain will be short-term capital gain and will be taxed at a maximum rate of 35% in 2004. Capital gains of corporate shareholders will be long-term or short-term depending upon whether the shareholder's holding period exceeds one year, and are not subject to varying tax rates. However, any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any distributions of capital-gain dividends with respect to such shares during such six-month period. All or a portion of any loss realized upon the redemption of shares may be deferred to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

     All  distributions  will  be  included  in  the  individual   shareholder's
alternative minimum taxable income and in the income which may be subject to tax under the alternative minimum tax for corporations.

     Distributions of taxable net investment income and net capital gain will be taxable as described above, whether received in shares or in cash. Shareholders receiving distributions in the form of additional shares will have a basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

     All distributions of taxable net investment income and net capital gain, whether received in shares or in cash, must be reported by each taxable shareholder on his or her federal income tax return. Dividends or distributions declared in October, November or December as of a record date in such a month, if any, will be deemed to have been received by shareholders of record of such month on December 31, if paid during January of the following year.

     Distributions by the Fund result in a reduction in the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's basis, such distribution would nevertheless be taxable to the shareholder as ordinary income, qualified dividend income, or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

     If the Fund makes a "constructive sale" of an "appreciated financial position," the Fund will recognize gain as if the position were sold at fair market value on the date of such constructive sale. Constructive sales include short sales of substantially identical property, offsetting notional principal contracts with respect to substantially identical property and futures and forward contracts to deliver substantially identical property. However, transactions that otherwise would be treated as constructive sales are disregarded if closed within 30 days after the close of the taxable year and the Fund holds the position and does not hedge such position for 60 days thereafter. In addition, to the extent provided in regulations (which have not yet been promulgated), a constructive sale also occurs if a taxpayer enters into one or more other transactions (or acquires one or more positions) that have "substantially the same effect" as the transactions described above. Appreciated financial positions include positions with respect to stock, debt, instruments or partnership interests if gain would be recognized on a disposition at fair market value. If the constructive sale rules apply, adjustments are made to the basis and holding period of the affected financial position.

     Equity options (including call and put options on stock) and over-the-counter options on debt securities written or purchased by the Fund will be subject to tax under Section 1234 of the Code. The character of any gain or loss recognized (i.e., long-term or short-term) generally will depend, in the case of a lapse or sale of the option, on the Fund's holding period for the option, and in the case of an exercise of the option, on the Fund's holding period for the underlying security. The purchase of a put option may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying security or a substantially identical security in the Fund's portfolio. If the Fund writes a put or call option, no gain is recognized upon its receipt of a premium. If the option lapses or is closed out, any gain or loss is treated as short-term capital gain or loss. If a call option is exercised, the character of the gain or loss depends on the holding period of the underlying security. The exercise of a put option written by the Fund is not a taxable transaction for the Fund.

     Any listed nonequity options written or purchased by the Fund (including options on debt securities) will be governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position will be treated as 60% long-term and 40% short-term capital gain or loss, and on the last trading day of the Fund's fiscal year, all outstanding Section 1256 positions will be marked to market (i.e., treated as if such positions were closed out at their closing price on such day), with any resulting gain or loss recognized as 60% long-term and 40% short-term capital gain or loss.

     Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gain or loss. However, all or a portion of the gain or loss from the disposition of non-U.S. dollar denominated securities (including debt instruments, certain financial forward, futures and option contracts, and certain preferred stock) may be treated as ordinary income or loss under Section 988 of the Code. In addition, all or a portion of the gain realized from the disposition of market discount bonds may be treated as ordinary income under
Section 1276 of the Code. Generally, a market discount bond is defined as any bond bought by the Fund after its original issuance at a price below its face or accreted value. If the Fund purchases a debt obligation that was originally issued at a discount, the Fund is generally required to include in gross income each year as interest income the portion of the original issue discount which accrues during such year. Finally, all or a portion of the gain realized from engaging in "conversion transactions" may be treated as ordinary income under
Section 1258 of the Code. "Conversion transactions" are defined to include certain forward, futures, option and straddle transactions, transactions marketed or sold to produce capital gains, or transactions described in Treasury regulations to be issued in the future.

     Offsetting positions held by the Fund involving certain financial forward, futures or options contracts (including certain foreign currency forward contracts or options) may constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Sections 1092 and 1258 of the Code, which, in certain circumstances, override or modify the provisions of Sections 1256 and 988. If the Fund were treated as entering into "straddles" by reason of its engaging in certain forward contracts or options transactions, such "straddles" would be characterized as "mixed straddles" if the forward contracts or options transactions comprising a part of such "straddles" were governed by
Section 1256. The Fund may make one or more elections with respect to "mixed straddles." Depending on which election is made, if any, the results to the Fund may differ. If no election is made to the extent the "straddle" rules apply to positions established by the Fund, losses realized by the Fund will be deferred to the extent of unrealized gain in the offsetting position. Moreover, as a result of the "straddle" rules, short-term capital loss on "straddle" positions may be recharacterized as long-term capital loss, and long-term capital gains may be treated as short-term capital gains.

     The Fund is permitted to invest in foreign equity securities and thus may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). The application of the PFIC rules may affect, among other things, the character of gain, the amount of gain or loss and the timing of the recognition and character of income with respect to PFIC stock. In addition, the Fund may be subject to tax on certain income from PFIC stock. For these reasons, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be affected by the Fund's ownership in PFIC stock. Distributions from a PFIC are not eligible to be treated as qualified dividend income.

     Under the Code, the Fund will be required to report to the Internal Revenue Service all distributions of taxable net investment income and net capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable net investment income and net capital gain and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 28% in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law, or if the Fund is notified by the IRS or a broker that withholding is required due to an incorrect TIN or a previous failure to report taxable interest or dividends. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Any amount withheld under the backup withholding provisions from payments made to a shareholder may be refunded or credited against such shareholder's U.S. federal income tax liability, if any, provided that the required information is furnished to the IRS.

     Shareholders of the Fund may be subject to state and local taxes on distributions received from the Fund and on redemptions of the Fund's shares.

     Each distribution is accompanied by a brief explanation of the form and character of the distribution. In January of each year the Fund issues to each shareholder a statement of the federal income tax status of all distributions.

     The Fund is organized as a Massachusetts business trust and generally will not be liable for any income or franchise tax in the Commonwealth of Massachusetts. If the Fund qualifies as a regulated investment company for federal income tax purposes and pays no federal income tax, it generally will also not be liable for New York State income taxes, other than a nominal corporation franchise tax (as adjusted by the applicable New York State surtaxes).

     The foregoing discussion is a general summary of certain of the material U.S. federal income tax consequences to U.S. persons (as defined below) of owning and disposing of shares in the Fund. This summary is based on the provisions of the Code, final, temporary and proposed U.S. Treasury Regulations promulgated thereunder, and administrative and judicial interpretations thereof, all as in effect on the date hereof, and all of which are subject to change, possibly with retroactive effect.

     The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons; i.e., U.S. citizens and residents and U.S. domestic corporations, estates the income of which is includible in its gross income for U.S. federal income tax purposes without regard to its source, or trusts if either: (i) a U.S. court is able to exercise primary supervision over the administration of the trust and one or more U.S. persons have the authority to control all the substantial decisions of the trust or (ii) the trust was in existence on August 20, 1996 and, in general, would have been treated as a U.S. person under rules applicable prior to such time, provided the trust elects to continue such treatment thereafter. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her.

     This summary does not deal with all aspects of U.S. federal income taxation that may be relevant to particular shareholders in light of their particular circumstances. Accordingly, shareholders should consult their tax advisers about the application of the provisions of tax law described in this statement of additional information in light of their particular tax situations.

                         ORGANIZATION AND CAPITALIZATION
                         -------------------------------

General.
--------

     The Fund is an open-end investment company established under the laws of the Commonwealth of Massachusetts by Declaration of Trust dated April 12, 1982, as amended and restated on August 22, 1989 (the "Declaration of Trust"). Previously known as the Risk Portfolio of The Ayco Fund, the Fund commenced doing business as The Merger Fund on January 31, 1989. The Fund's name was formally changed to The Merger Fund on August 22, 1989.

     The Fund's activities are supervised by its Trustees, who are elected by the Fund's shareholders. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares. The Trustees are also empowered by the Declaration of Trust and the By-Laws to create additional series of shares, or portfolios.

     As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. In such an event, the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing and unless removed by action of the shareholders in accordance with the Fund's By-Laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trustees shall only be liable in cases of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

     Shares of the Fund's common stock entitle their holders to one vote per share. Shares have noncumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees and, in such event, the holders of the remaining shares voting for the election of Trustees will not be able to elect any person or persons as Trustees. Shares have no preemptive or subscription rights, and are transferable. Each share represents an equal proportionate interest in the Fund.

     The following entities each hold of record 5% or more of the Fund's outstanding common stock as of December 31, 2003:

          NAME AND ADDRESS                                          PERCENT HELD

Charles Schwab & Co. Inc.                                                38.90%
101 Montgomery Street
San Francisco, CA 94104-4122

National Financial Services Corp.                                        27.27%
Church Street Station
P.O. Box 3908 New York, NY 10008-3908

National Investor Services Corp.                                          7.66%
55 Water Street, 32nd Floor
New York, NY 10041-0028

Shareholder and Trustee Liability.
----------------------------------

     The Fund is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund and provides for indemnification out of Fund property of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. Management believes that, in view of the above, the risk of personal liability of shareholders is remote. The Declaration of Trust does not require the Fund to hold annual meetings of shareholders. However, the Fund will hold special meetings when required by federal or state securities laws. The holders of at least 10% of the Fund's outstanding shares have the right to call a meeting of shareholders for the purpose of voting upon the removal of one or more Trustees, and in connection with any such meeting, the Fund will comply with the provisions of Section 16(c) of the 1940 Act relating to shareholder communications.

     The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

                        ALLOCATION OF PORTFOLIO BROKERAGE
                        ---------------------------------

     Subject to the supervision of the Trustees, decisions to buy and sell securities for the Fund are made by the Adviser. The Adviser is authorized by the Trustees to allocate the orders placed by it on behalf of the Fund to brokers or dealers who may, but need not, provide research or statistical material or other services to the Fund or the Adviser for the Fund's use. Such allocation is to be in such amounts and proportions as the Adviser may determine.

     In selecting a broker or dealer to execute each particular transaction, the Adviser will take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker or dealer; the size of and difficulty in executing the order; and the value of the expected contribution of the broker or dealer to the investment performance of the Fund on a continuing basis. Brokers or dealers executing a portfolio transaction on behalf of the Fund may receive a commission in excess of the amount of commission another broker or dealer would have charged for executing the transaction if the Adviser determines in good faith that such commission is reasonable in relation to the value of brokerage, research and other services provided to the Fund.

     In allocating portfolio brokerage, the Adviser may select brokers or dealers who also provide brokerage, research and other services to other accounts over which the Adviser exercises investment discretion. Some of the services received as the result of Fund transactions may primarily benefit accounts other than the Fund, while services received as the result of portfolio transactions effected on behalf of those other accounts may primarily benefit the Fund. The Adviser is unable to quantify the amount of commissions set forth below which were paid as a result of such services because a substantial number of transactions were effected through brokers which provide such services but which were selected principally because of their execution capabilities.

     For the fiscal years ended September 30, 2001, 2002 and 2003, the Fund paid brokerage commissions of approximately $7,967,220, $5,850,131 and $6,648,274, respectively. For the fiscal year ended September 30, 2003, the Fund paid brokerage commissions of $367,070 to one broker with respect to research services provided by third parties, an amount equal to approximately 5.5% of the brokerage commissions paid by the Fund during the period.

                               PORTFOLIO TURNOVER
                               ------------------

     The portfolio turnover rate may be defined as the ratio of the lesser of annual sales or purchases to the monthly average value of the portfolio, excluding from both the numerator and the denominator (1) securities with maturities at the time of acquisition of one year or less and (2) short positions. For the fiscal year ended September 30, 2003, the Fund's portfolio annual turnover rate was 309.18%. The Fund will invest portions of its assets to seek short-term capital appreciation. The Fund's investment objective and corresponding investment policies can be expected to cause the portfolio turnover rate to be substantially higher than that of the average equity-oriented investment company.

     Merger arbitrage investments are characterized by a high turnover rate because, in general, a relatively short period of time elapses between the announcement of a reorganization and its completion or termination. The majority of mergers and acquisitions are consummated in less than six months, while tender offers are normally completed in less than two months. Liquidations and certain other types of corporate reorganizations usually require more than six months to complete. The Fund will generally benefit from the timely completion of the proposed reorganizations in which it has invested, and a correspondingly high portfolio turnover rate would be consistent with, although it would not necessarily ensure, the achievement of the Fund's investment objective. Short-term trading involves increased brokerage commissions, which expense is ultimately borne by the shareholders.

     Fund management believes that the fiscal 2003 portfolio turnover rate of 309.18% is within the range to be expected for a merger arbitrage fund, and anticipates that the 2004 rate will be within the same range.

                             INDEPENDENT ACCOUNTANTS
                             -----------------------

     The Fund has selected PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, as its independent public accountants.

                CUSTODIAN, TRANSFER AGENT, DIVIDEND PAYING AGENT,
                   ACCOUNTING SERVICES AGENT AND ADMINISTRATOR
                   -------------------------------------------

     U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 is the Fund's transfer agent and dividend paying agent. U.S. Bank, N.A. ("U.S. Bank"), P.O. Box 701, Milwaukee, WI 53201-0701, acts as the Fund's custodian.

     The custody services performed by U.S. Bank include maintaining custody of the Fund's assets, record keeping, processing of portfolio securities transactions, collection of income, special services relating to put and call options and making cash disbursements. U.S. Bank is also custodian for The Merger Fund IRA Plan and qualified retirement plans made available by the Fund. U.S. Bank takes no part in determining the investment policies of the Fund or in deciding which securities are purchased or sold by the Fund. The Fund pays to U.S. Bank a custodian fee, payable monthly, at the annual rate of .02% of the total value of the Fund's assets, plus a fee for each transaction with respect to the Fund's portfolio securities, which varies depending on the nature of the transaction.

     U.S. Bancorp is the Fund's transfer agent and dividend paying agent. The transfer agent services provided by U.S. Bancorp include: performing customary transfer agent functions; making dividend and distribution payments; administering shareholder accounts in connection with the issuance, transfer and redemption of the Fund's shares; performing related record keeping services; answering shareholders correspondence; mailing reports, proxy statements, confirmations and other communications to shareholders; and filing tax information returns. U.S. Bancorp's transfer annual agent fee is equal to a maximum of $15.00 per shareholder account.

     U.S. Bancorp also serves as the Fund's accounting services agent and Fund Administrator. As such, U.S. Bancorp provides a variety of administrative and accounting services to the Fund, such as accounting relating to the Fund's portfolio and portfolio transactions, the determination of net asset value and pricing of the Fund's shares of beneficial interest, and maintaining the books of account of the Fund. Accounting services for the Fund are provided pursuant to a separate agreement with U.S. Bancorp. The Fund pays U.S. Bancorp a minimum annual fee of $27,500 plus an additional .02% of the value of the Fund's net assets in excess of $40 million up to $240 million and .01% of the value of the Fund's net assets in excess of $240 million.

     Under the Fund Administration Servicing Agreement, U.S. Bancorp maintains the books, accounts and other documents required by the 1940 Act; prepares the Fund's financial statements and tax returns; prepares certain reports and filings with the Securities and Exchange Commission; furnishes statistical and research data, clerical, accounting and bookkeeping services and office supplies; and generally assists in all aspects of the Fund's operations. U.S. Bancorp, as Administrator, furnishes office space and all necessary office facilities, equipment and executive personnel for performing the services required pursuant to the agreement. For the foregoing, the Fund pays U.S. Bancorp a fee, payable monthly, at the annual rate of .07% of the Fund's first $200 million of average daily net assets, .05% of the next $300 million, .04% of the next $500 million and .03% of the Fund's average daily net assets on the balance. The Fund also reimburses U.S. Bancorp for all out-of-pocket expenses.

     The fees charged to the Fund by U.S. Bancorp for custody, transfer agent, fund accounting and administration services are competitive with fees charged by other providers of such services within the investment company industry.

                                     COUNSEL
                                     -------

         The firm of Fulbright & Jaworski L.L.P. is counsel to the Fund.

                                     EXPERTS
                                     -------

     The financial statements incorporated in this Statement of Additional Information have been so incorporated in reliance upon the report of PricewaterhouseCoopers LLP, independent accountants given on authority of said firm, as experts in accounting and auditing.

                              FINANCIAL STATEMENTS
                              --------------------

     The statement of assets and liabilities, including the schedules of investments, of options written and of securities sold short, as of September
30, 2003, the related statement of operations for the fiscal year ended September 30, 2003, statements of changes in net assets for the fiscal years ended September 30, 2003 and September 30, 2002, financial highlights, and notes to the financial statements and the independent accountants' report to the Trustees and shareholders of the Fund dated November 14, 2003 (included in the Fund's Annual Report) are incorporated herein by reference. A copy of the Fund's Annual Report may be obtained without charge from U.S. Bancorp by calling (800) 343-8959.

                                    APPENDIX
                                    --------

     Some of the terms used in this Statement of Additional Information and the Fund's prospectus are described below.

Covered Option Writing.
-----------------------

     A call option is a short-term contract which gives the purchaser of the option, in return for a premium paid, the right to buy, and the writer the obligation to sell, the underlying security at the exercise price at any time upon the assignment of an exercise notice prior to the expiration of the option, regardless of the market price of the security during the option period. A covered call option is an option written on a security which is owned by the writer throughout the option period.

     The Fund will write covered call options both to reduce the risks associated with certain of its investments and to increase total investment return. In return for the premium income, the Fund will give up the opportunity to profit from an increase in the market price of the underlying security above the exercise price so long as its obligations under the contract continue, except insofar as the premium represents a profit. Moreover, in writing the option, the Fund will retain the risk of loss should the price of the security decline, which loss the premium is intended to offset. Unlike the situation in which the Fund owns securities not subject to a call option, the Fund, in writing call options, must assume that the call may be exercised at any time prior to the expiration of its obligations as a writer, and that in such circumstances the net proceeds realized from the sale of the underlying securities pursuant to the call may be substantially below the prevailing market price. The Adviser may deem it desirable to close out a particular position prior to the expiration of the option through the purchase of an equivalent option, in which case the underlying security may either be sold or retained in the Fund's portfolio.

Money Market Instruments.
-------------------------

     Money  market   instruments   are  liquid,   short-term,   high-grade  debt
instruments, including United States Government obligations, commercial paper, certificates of deposit and bankers' acceptances.

Repurchase Agreements.
----------------------

     Repurchase agreements are agreements by which a person purchases a security and simultaneously commits to resell that security to the seller (a member bank of the Federal Reserve System or recognized securities dealer) at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to repurchase the securities at the agreed upon price, which obligation is in effect secured by the value of the underlying security. The Fund may enter into repurchase agreements with respect to obligations in which the Fund is authorized to invest.

Short Selling.
--------------

     A short sale is a transaction involving the sale of a security that is not owned by the seller, the security having been borrowed from a third party by the seller in order to make delivery to the buyer. In a transaction of this type, the seller has a continuing obligation to replace the borrowed security; and until such replacement, the broker retains the proceeds from the sale and the seller is required to pay to the lender any dividends or interest due to holders of the security. Although the seller's obligation to the lender can be met by purchasing the security in the open market and delivering it against the short position, the Fund will effect short sales only in anticipation of replacing the borrowed security with an identical security received upon the successful completion of a merger, acquisition or exchange offer. (This strategy is illustrated by the following example: Company A proposes to acquire Company B through a merger in which each outstanding common share of Company B is exchanged for two shares of Company A. Assume that following the announcement of the merger terms, Company A's stock is trading at $20 while Company B's shares are trading at $35, or $5 below the market value of Company A's offer (2 x $20 per A Share). Believing that the proposed merger represents an attractive arbitrage opportunity, but wanting to protect against a decline in the market price of Company A's stock prior to the completion of the acquisition, the Fund purchases 1,000 shares of Company B at a total cost of $35,000 plus commissions, and, at approximately the same time, borrows and sells short 2,000 shares of Company A, yielding proceeds of $40,000 less commissions. The Fund is now hedged; that is, a decline in the market price of Company A's stock will not reduce the Fund's potential profit should the deal go through. Upon completion of the merger, the 1,000 shares of Company B held by the Fund are exchanged for 2,000 shares of Company A. These shares are then delivered to the lender, thereby satisfying the Fund's obligation to replace the borrowed shares, and the proceeds from the short sale become available to the Fund. In this example a profit of $5,000 less commissions and any other expenses is realized.) However, should the merger, acquisition or exchange offer be terminated or otherwise not completed, the Fund will be required to satisfy its obligation to the lender by making an open-market purchase, and to the extent the price paid exceeds the proceeds from the short sale, the Fund will incur a loss on the transaction. The amount of any such loss will be increased by the amount of any dividends or interest the Fund may be required to pay in connection with the short sale.

                                     PART C

                                OTHER INFORMATION



Item 23. Exhibits.
         --------
     Exhibits Required
     By Form N-1A
     ------------------

     Exhibit 1 Amended and Restated Declaration of Trust (Previously filed as Exhibit 1 to Post-Effective Amendment No. 11 to the Registration Statement.)

     Exhibit 2 By-laws, as amended to date. (Previously filed as Exhibit 2 to Post-Effective Amendment No. 11 to the Registration Statement.)

     Exhibit 3      Inapplicable.

     Exhibit 4      Investment   Advisory   Contract   between   the   Fund  and
                    Westchester Capital Management, Inc., dated January 31, 1989. (Previously filed as Exhibit 5 to Post-Effective Amendment No. 11 to the Registration Statement.)

     Exhibit 5      Inapplicable.

     Exhibit 6      Inapplicable.

     Exhibit 7 Custodian Agreement between the Fund and Firstar Bank, N.A. (now known as U.S. Bank, N.A.), dated April 1, 1994. (Previously filed as Exhibit 8 to Post-Effective Amendment No. 17 to the Registration Statement.)

     Exhibit 8-1 Transfer Agent Agreement between the Fund and Firstar Mutual Fund Services, LLC (now known as U.S. Bancorp Fund Services,
                    LLC), dated April 1, 1994. (Previously filed as Exhibit 9-1 to Post-Effective Amendment No. 17 to the Registration Statement.)

     Exhibit 8-2 Fund Accounting Servicing Agreement between the Fund and Firstar Mutual Fund Services, LLC (now known as U.S. Bancorp Fund Services, LLC), dated April 1, 1994. (Previously filed as Exhibit 9-2 to Post-Effective Amendment No. 17 to the Registration Statement.)

     Exhibit 8-3 Fund Administration Servicing Agreement between the Fund and Firstar Mutual Fund Services, LLC (now known as U.S. Bancorp Fund Services, LLC), dated September 30, 1994. (Previously filed as Exhibit 9-3 to Post-Effective Amendment No. 18 to the Registration Statement.)

     Exhibit 8-4 Services Agreement between the Fund and Charles Schwab & Co., Inc. dated December 8, 1994. (Previously filed as
                    Exhibit 9-4 to Post-Effective Amendment No. 18 to the Registration Statement.)

     Exhibit 8-5 Operating Agreement between the Fund and Charles Schwab & Co., Inc. dated December 8, 1994. (Previously filed as
                    Exhibit 9-5 to Post-Effective Amendment No. 18 to the Registration Statement.)

     Exhibit 9      Opinion  of  Counsel  as to  Legality  of  Securities  Being
                    Registered.

     Exhibit 10     Consent of PricewaterhouseCoopers LLP.

     Exhibit 11     Inapplicable.

     Exhibit 12     Inapplicable.

     Exhibit 13 The Merger Fund Plan of Distribution Pursuant to Rule 12b-1 dated July 14, 1998. (Previously filed as Exhibit 13 to Post-Effective Amendment No. 22 to the Registration Statement.)

     Exhibit 14     Inapplicable.

     Exhibit 15 Joint Code of Ethics. (Previously filed as Exhibit 15 to Post-Effective Amendment No. 27 to the Registration Statement.)




Item 24. Persons Controlled by or Under Common Control with Registrant.
         --------------------------------------------------------------

     Inapplicable.

Item 25. Indemnification.

     The Trustees and officers of the Registrant are insured under a directors' and officers' liability insurance policy against loss incurred solely because of their positions as Trustees and officers of the Registrant. The policy coverage is, however, subject to a number of exclusions.

     ARTICLE IV of the Registrant's Amended and Restated Declaration of Trust provides as follows:

                                   ARTICLE IV

                    LIMITATIONS OF LIABILITY OF SHAREHOLDERS,
                               TRUSTEES AND OTHERS
                -----------------------------------------------


     Section 4.1. No Personal Liability of Shareholders, Trustees, Etc. No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than to the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability of the Trust, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The indemnification and reimbursement required by the preceding sentence shall be made only out of the assets of the one or more Series of which the Shareholder who is entitled to indemnification or reimbursement was a Shareholder at the time the act or event occurred which gave rise to the claim against or liability of said Shareholder. The rights accruing to a Shareholder under this Section 4.1 shall not impair any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

     Section 4.2. Non-Liability of Trustees, Etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

     Section 4.3. Mandatory Indemnification. (a) Subject to the exceptions and limitations contained in paragraph (b) below:

     (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

     (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

          (b) No indemnification shall be provided hereunder to a Trustee or officer:

     (i) against any liability to the Trust, a Series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

     (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

     (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

               (A) by the court or other body approving the settlement or other disposition; or

               (B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

          (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a Person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a Person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

          (d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph
     (a) of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

     (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

     (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

     As used in this  Section 4.3, a  "Disinterested  Trustee" is one who is not
(i) an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation, or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

     Section 4.4. No Bond Required of Trustees. No Trustee shall be obligated to give any bond or other security for the performance of any of his duties hereunder.

     Section 4.5. No Duty of Investigation; Notice in Trust Instruments, Etc. No purchaser, lender, transfer agent or other Person dealing with the Trustees or any officer, employee or agent of the Trust shall be bound to make any inquiry concerning the validity of any transaction purporting to be made by the Trustees or by said officer, employee or agent or be liable for the application of money or property paid, loaned, or delivered to or on the order of the Trustees or of said officer, employee or agent. Every obligation, contract, instrument, certificate, Share, other security of the Trust or undertaking, and every other act or thing whatsoever executed in connection with the Trust shall be conclusively presumed to have been executed or done by the executors thereof only in their capacity as Trustees under this Declaration or in their capacity as officers, employees or agents of the Trust. Every written obligation, contract, instrument, certificate, Share, other security of the Trust or undertaking made or issued by the Trustees may recite that the same is executed or made by them not individually, but as Trustees under the Declaration, and that the obligations of the Trust under any such instrument are not binding upon any of the Trustees or Shareholders, individually, but bind only the Trust Property, and may contain any further recital which they or he may deem appropriate, but the omission of such recital shall not operate to bind the Trustees individually. The Trustees shall at all times maintain insurance for the protection of the Trust Property, its Shareholders, Trustees, officers, employees and agents in such amount as the Trustees shall deem adequate to cover possible tort liability, and such other insurance as the Trustees in their sole judgment shall deem advisable.

     Section 4.6. Reliance on Experts, Etc. Each Trustee and officer or employee of the Trust shall, in the performance of his duties, be fully and completely justified and protected with regard to any act or any failure to act resulting from reliance in good faith upon the books of account or other records of the Trust, upon an opinion of counsel, or upon reports made to the Trust by any of its officers or employees or by the Investment Adviser, the Distributor, Custodian, Transfer Agent, selected dealers, accountants, appraisers or other experts or consultants selected with reasonable care by the Trustees, officers or employees of the Trust, regardless of whether such counsel or expert may also be a Trustee.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser.
         -----------------------------------------------------

Westchester Capital Management, Inc., the Registrant's investment adviser, also manages merger arbitrage accounts for high-net-worth individuals and other institutional investors. The information required by this Item 26 with respect to each director, officer or partner of Westchester Capital Management, Inc. is incorporated by reference to Schedules A and D of Form ADV filed by Westchester Capital Management, Inc. pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-15556).

Item 27. Principal Underwriters.

          (a)  Inapplicable

          (b)  Inapplicable

          (c)  Inapplicable

Item 28. Location of Accounts and Records.

Certain accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of the Registrant at 100 Summit Lake Drive, Valhalla, New York 10595 and at the offices of the Registrant's transfer agent and custodian, U.S. Bank, N.A., 615 East Michigan Street, Milwaukee, Wisconsin 53201.

Item 29. Management Services.

         Inapplicable.

Item 30. Undertakings.

         Inapplicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 (the "Act") and the Investment Company Act of 1940 (the "1940 Act"), the Registrant certifies that it meets all of the requirements for effectiveness under Rule 485(b) under the Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Westchester and State of New York, on the 5th day of February, 2004.


                           THE MERGER FUND

                            By /s/Frederick W. Green
                              ------------------------
                                  Frederick W. Green,
                                  President

     Pursuant to the requirements of the Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


Signature                     Title                           Date
---------                     -----                           ----
/s/Frederick W. Green         President                       February 5, 2004
-------------------------     & Trustee
Frederick W. Green

/s/Bonnie L. Smith            Vice-President, Secretary &     February 5, 2004
-------------------------     Treasurer
Bonnie L. Smith

/s/James P. Logan, III        Trustee                         February 5, 2004
-------------------------
James P. Logan, III

/s/Michael J. Downey          Trustee                         February 5, 2004
-------------------------
Michael J. Downey

                                  EXHIBIT INDEX

               DESCRIPTION
               -----------

EXHIBIT                                                                     PAGE
-------                                                                     ----
Exhibit 1-     Amended and Restated  Declaration of Trust  (Previously  filed as
               Exhibit 1 to Post-Effective Amendment No. 11 to the Registration Statement.)

Exhibit 2- By-laws, as amended to date. (Previously filed as Exhibit 2 to Post-Effective Amendment No. 11 to the Registration Statement.)

Exhibit 3-     Inapplicable.

Exhibit 4-     Investment  Advisory  Contract  between the Fund and  Westchester
               Capital Management, Inc., dated January 31, 1989. (Previously filed as Exhibit 5 to Post-Effective Amendment No. 11 to the Registration Statement.)

Exhibit 5-     Inapplicable.

Exhibit 6-     Inapplicable.

Exhibit 7- Custodian Agreement between the Fund and Firstar Bank, N.A. (now known as U.S. Bank, N.A.), dated April 1, 1994. (Previously filed as Exhibit 8 to Post-Effective Amendment No. 17 to the Registration Statement.)

Exhibit 8-1- Transfer Agent Agreement between the Fund and Firstar Mutual Fund Services, LLC (now known as U.S. Bancorp Fund Services, LLC), dated April 1, 1994. (Previously filed as Exhibit 9-1 to Post-Effective Amendment No. 17 to the Registration Statement.)

Exhibit 8-2- Fund Accounting Servicing Agreement between the Fund and Firstar Mutual Fund Services, LLC (now known as U.S. Bancorp Fund Services, LLC), dated April 1, 1994. (Previously filed as Exhibit 9-2 to Post-Effective Amendment No. 17 to the Registration Statement.)

Exhibit 8-3- Fund Administration Servicing Agreement between the Fund and Firstar Mutual Fund Services, LLC (now known as U.S. Bancorp Fund Services, LLC), dated September 30, 1994. (Previously filed as
               Exhibit 9-3 to Post-Effective Amendment No. 18 to the Registration Statement.)

Exhibit 8-4- Services Agreement between the Fund and Charles Schwab & Co., Inc. dated December 8, 1994. (Previously filed as Exhibit 9-4 to Post-Effective Amendment No. 18 to the Registration Statement.)

Exhibit 8-5- Operating Agreement between the Fund and Charles Schwab & Co., Inc. dated December 8, 1994. (Previously filed as Exhibit 9-5 to Post-Effective Amendment No. 18 to the Registration Statement.)

Exhibit 9-     Opinion of Counsel as to Legality of Securities Being Registered.

Exhibit 10-    Consent of PricewaterhouseCoopers LLP.

Exhibit 11-    Inapplicable.

Exhibit 12-    Inapplicable.

Exhibit 13- The Merger Fund Plan of Distribution Pursuant to Rule 12b-1 dated as of July 14, 1998. (Previously filed as Exhibit 13 to Post-Effective Amendment No. 22 to the Registration Statement.)

Exhibit 14-    Inapplicable.

Exhibit 15- Joint Code of Ethics. (Previously filed as Exhibit 15 to Post-Effective Amendment No. 27 to the Registration Statement.)